UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-06367
                                                     ---------

                        Gabelli Equity Series Funds, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
               --------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                    Date of reporting period: March 31, 2005
                                              --------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.



                        THE GABELLI SMALL CAP GROWTH FUND

                             SEMI-ANNUAL REPORT (A)
                                 MARCH 31, 2005



TO OUR SHAREHOLDERS,

      Small cap stocks continued to outperform during the six-month period through March 31, 2005, although they lost momentum in the first quarter of 2005. For the six month period ended March 31, 2005 The Russell 2000 Index gained 8.00%, outperforming the 6.88% rise in the Standard & Poor's ("S&P") 500 Index and the 5.56% rise in the Dow Jones Industrial Average. The Gabelli Small Cap Growth Fund gained 12.97% during the trailing six-month period.

COMPARATIVE RESULTS
-------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2005 (UNAUDITED) (A)(B)
                                                                                                            Since
                                                                                                          Inception
                                              Quarter      1 Year      3 Year       5 Year     10 Year   (10/22/91)
                                              ---------------------------------------------------------------------
  GABELLI SMALL CAP GROWTH FUND
    CLASS AAA ............................... (1.89)%      13.50%      12.60%       11.78%      13.91%     15.52%
  Russell 2000 Index ........................ (5.34)        5.41        8.05         4.01       10.43      11.09
  Value Line Composite Index ................ (3.27)        7.70        9.83        10.22       13.66      13.51
  Class A ................................... (1.89)       13.50       12.61        11.78       13.91      15.52
                                              (7.54)(c)     6.87(c)    10.40(c)     10.46(c)    13.24(c)   15.02(c)
  Class B ................................... (2.08)       12.66       12.26        11.57       13.81      15.44
                                              (6.97)(d)     7.66(d)    11.46(d)     11.32(d)    13.81(d)   15.44(d)
  Class C ................................... (2.04)       12.66       12.26        11.57       13.81      15.44
                                              (3.02)(d)    11.66(d)    12.26(d)     11.57(d)    13.81(d)   15.44(d)

 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICES AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. INVESTING IN SMALL
     CAPITALIZATION   SECURITIES   INVOLVES  SPECIAL  CHALLENGES  BECAUSE  THESE
     SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE RUSSELL 2000 INDEX AND THE VALUE LINE COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE. DIVIDENDS ARE CONSIDERED REINVESTED.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have  separated  the  portfolio  manager's  commentary  from the  financial
 statements   and  investment   portfolio  due  to  new  corporate   governance
 regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI SMALL CAP GROWTH FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from  October 1, 2004  through  March 31,  2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended March 31, 2005.


                   Beginning       Ending       Annualized    Expenses
                 Account Value  Account Value    Expense     Paid During
                   10/01/04       03/31/05        Ratio        Period*
--------------------------------------------------------------------------------
GABELLI SMALL CAP GROWTH FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA          $1,000.00      $1,129.70       1.40%        $ 7.43
Class A            $1,000.00      $1,129.70       1.44%        $ 7.65
Class B            $1,000.00      $1,125.70       2.17%        $11.50
Class C            $1,000.00      $1,125.70       2.20%        $11.66

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00      $1,017.95       1.40%        $ 7.04
Class A            $1,000.00      $1,017.75       1.44%        $ 7.24
Class B            $1,000.00      $1,014.11       2.17%        $10.90
Class C            $1,000.00      $1,013.96       2.20%        $11.05

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.


THE GABELLI SMALL CAP GROWTH FUND

Equipment and Supplies ............................  12.3%
Diversified Industrial ............................   9.9%
Health Care .......................................   7.8%
Energy and Utilities ..............................   5.4%
Hotels and Gaming .................................   5.3%
Specialty Chemicals ...............................   4.8%
Financial Services ................................   4.1%
Food and Beverage .................................   4.1%
Publishing ........................................   4.0%
Retail ............................................   3.7%
Broadcasting ......................................   3.7%
Automotive: Parts and Accessories .................   3.5%
Consumer Products .................................   3.5%
Aviation: Parts and Services ......................   3.4%
Business Services .................................   2.8%
Cable .............................................   2.6%
Communications Equipment ..........................   2.0%
Entertainment .....................................   2.0%
Manufactured Housing and
   Recreational Vehicles ..........................   1.9%
Wireless Communications ...........................   1.7%
Consumer Services .................................   1.3%
Telecommunications ................................   1.2%
Real Estate .......................................   1.2%
Computer Software and Services ....................   1.2%
Environmental Services ............................   1.1%
Electronics .......................................   1.0%
U.S. Treasury Bills ...............................   1.0%
Transportation ....................................   0.8%
Closed-End Funds ..................................   0.5%
Paper and Forest Products .........................   0.4%
Metals and Mining .................................   0.4%
Satellite .........................................   0.4%
Automotive ........................................   0.3%
Aerospace .........................................   0.2%
Building and Construction .........................   0.2%
Home Furnishings ..................................   0.1%
Other Assets and Liabilities -- Net ...............   0.2%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDING DECEMBER 31, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          ------
              COMMON STOCKS -- 98.1%
              AEROSPACE -- 0.2%
      54,000  Herley Industries
                Inc.+ ..............$  1,060,983   $    923,940
      10,000  Titan Corp.+ .........     133,666        181,600
                                    ------------   ------------
                                       1,194,649      1,105,540
                                    ------------   ------------
              AGRICULTURE -- 0.0%
       1,200  Cadiz Inc.+ ..........       4,500         18,480
       1,500  Mosaic Co.+ ..........      10,470         25,590
                                    ------------   ------------
                                          14,970         44,070
                                    ------------   ------------
              AUTOMOTIVE -- 0.3%
      70,000  Adesa Inc. ...........   1,211,384      1,635,200
       3,000  Oshkosh Truck Corp. ..      89,796        245,970
                                    ------------   ------------
                                       1,301,180      1,881,170
                                    ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 3.5%
       3,816  Aftermarket Technology
                Corp.+ .............      47,013         62,964
      78,000  BorgWarner Inc. ......   1,609,455      3,797,040
         485  Exide Technologies+ ..       3,751          6,256
      40,000  Federal-Mogul Corp.+ .      79,500         13,600
     200,000  Midas Inc.+ ..........   2,538,716      4,566,000
     210,000  Modine Manufacturing
                Co. ................   5,112,442      6,159,300
       7,875  Monro Muffler
                Brake Inc.+ ........      52,860        203,254
       8,300  Pep Boys -
                Manny, Moe & Jack ..     101,098        145,914
       3,000  Puradyn Filter
                Technologies Inc.+ .       7,205          2,820
     170,000  Raytech Corp.+ .......     523,981        249,050
     195,000  Scheib (Earl) Inc.+ ..   1,314,528        638,625
     170,000  Standard Motor
                Products Inc. ......   2,539,350      1,989,000
      27,000  Strattec Security
                Corp.+ .............   1,058,830      1,446,660
       6,000  Superior Industries
                International Inc. .     167,156        158,460
     230,000  Tenneco Automotive
                 Inc.+ .............     480,700      2,865,800
      28,000  Thor Industries Inc. .     259,454        837,480
     160,000  TransPro Inc.+ .......   1,390,729      1,040,000
                                    ------------   ------------
                                      17,286,768     24,182,223
                                    ------------   ------------
              AVIATION: PARTS AND SERVICES -- 3.4%
      25,000  AAR Corp.+ ...........     302,990        340,000
      10,000  Astronics Corp.+ .....      48,990         69,800
      77,000  Aviall Inc.+ .........     566,047      2,156,000
      14,000  Barnes Group Inc. ....     233,341        380,380
      27,000  Curtiss-Wright Corp. .     540,651      1,539,000
      34,200  Curtiss-Wright Corp.,
                Cl. B ..............     956,620      1,928,880
       7,500  Ducommun Inc.+ .......      80,125        150,000
      16,000  EDO Corp. ............     328,407        480,800
      30,000  Embraer-Empresa
                Brasileira
                de Aeronautica
                SA, ADR ............     508,773        939,000
     195,400  Fairchild Corp.,
                Cl. A+ .............   1,193,712        605,740

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
      25,000  Gamesa Corporacion
                Tecnologica SA .....$    153,032   $    332,175
     240,000  GenCorp Inc. .........   2,275,688      4,800,000
     430,000  Kaman Corp., Cl. A ...   6,855,690      5,353,500
      80,000  Moog Inc., Cl. A+ ....     758,069      3,616,000
       8,000  Woodward Governor
                Co.                      347,309        573,600
                                    ------------   ------------
                                      15,149,444     23,264,875
                                    ------------   ------------
              BROADCASTING -- 3.5%
     120,000  Acme Communications
                Inc.+ ..............     968,947        632,400
      24,100  Beasley Broadcast Group Inc.,
                Cl. A+ .............     271,741        428,498
       2,000  Cogeco Inc. ..........      39,014         38,439
     257,000  Crown Media Holdings Inc.,
                Cl. A+ .............   1,887,214      2,315,570
       3,333  CTN Media Group
                Inc.+ (b) ..........      16,800              3
     340,000  Granite
                Broadcasting Corp.+      803,365        102,000
     390,000  Gray Television Inc. .   4,022,232      5,643,300
      38,300  Gray Television Inc.,
                Cl. A ..............     563,192        500,773
      48,000  Hearst-Argyle
                Television Inc. ....     425,523      1,224,000
     183,900  Liberty Corp. ........   5,983,141      7,457,145
      20,000  Nexstar Broadcasting
                Group Inc., Cl. A+ .     216,125        141,000
     125,000  Paxson Communications
                Corp.+ .............   1,066,479         86,250
      94,650  Salem Communications
                Corp., Cl. A+ ......   1,412,784      1,949,790
     200,000  Sinclair Broadcast
                Group Inc., Cl. A ..   2,156,325      1,606,000
      57,000  Spanish Broadcasting
                System Inc., Cl. A+      508,514        584,820
     120,000  Young Broadcasting Inc.,
                Cl. A+ .............   1,919,959      1,036,800
                                    ------------   ------------
                                      22,261,355     23,746,788
                                    ------------   ------------
              BUILDING AND CONSTRUCTION -- 0.2%
      12,000  Florida Rock
                Industries Inc. ....     103,533        705,840
      25,000  Huttig Building
                Products Inc.+ .....      90,165        273,250
       1,000  Universal Forest
                Products Inc. ......      12,125         38,850
                                    ------------   ------------
                                         205,823      1,017,940
                                    ------------   ------------
              BUSINESS SERVICES -- 2.4%
     120,000  AMICAS Inc.+ .........     583,918        441,600
       5,000  BrandPartners
                Group Inc.+ ........       4,850          4,750
     610,400  Career Blazers
                Inc.+ (b) ..........     236,019        107,125
       6,000  Carlisle
                Holdings Ltd. ......      30,250         39,783
       1,000  CheckFree Corp.+ .....       9,040         40,760
      22,000  Donnelley (R.H.)
                Corp.+ .............     296,898      1,277,980
     200,000  Edgewater
                Technology Inc.+ ...     802,829        836,000
      80,000  GP Strategies Corp.+ .     259,209        573,600

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
              COMMON STOCKS (CONTINUED)
              BUSINESS SERVICES  (CONTINUED)
      80,000  Industrial Distribution
                Group Inc.+ ........$    224,062   $    716,000
      60,000  Interactive
                Data Corp.+ ........     534,171      1,245,000
      13,000  Landauer Inc. ........     234,859        618,020
       4,000  MDC Partners Inc.,
                Cl. A+ .............      12,360         38,040
     166,000  Nashua Corp.+ ........   1,597,567      1,444,200
     100,000  Paxar Corp.+ .........   1,199,175      2,134,000
          40  Protection One Inc.+ .       3,720          1,120
      80,000  Sohgo Security Services
                Co. Ltd. ...........   1,016,197      1,151,170
      25,000  Stamps.com Inc.+ .....     137,340        415,000
       2,000  StarTek Inc. .........      36,208         33,600
      53,000  The Brink's Co. ......   1,092,906      1,833,800
     100,000  Trans-Lux Corp. (a) ..     821,193        705,000
     130,000  UNOVA Inc.+ ..........   2,457,802      2,684,500
                                    ------------   ------------
                                      11,590,573     16,341,048
                                    ------------   ------------
              CABLE -- 2.6%
     230,000  Adelphia Communications
                Corp., Cl. A+ ......      29,650         55,200
     510,000  Cablevision Systems Corp.,
                Cl. A+ .............   3,013,883     14,305,500
      90,000  Lin TV Corp., Cl. A+ .   1,847,503      1,523,700
       4,000  Outdoor Channel
                Holdings Inc.+ .....      44,765         57,000
     160,823  UnitedGlobalCom Inc.,
                Cl. A+ .............   1,258,279      1,521,386
                                    ------------   ------------
                                       6,194,080     17,462,786
                                    ------------   ------------
              CLOSED-END FUNDS -- 0.5%
      60,000  Central Europe and Russia
                Fund Inc. ..........     920,409      1,812,600
      36,700  Germany Fund Inc. ....     386,832        295,435
      45,500  MVC Capital Inc. .....     418,996        422,240
      55,000  New Germany Fund Inc.      646,003        502,700
      11,000  Spain Fund Inc. ......     103,029        125,510
                                    ------------   ------------
                                       2,475,269      3,158,485
                                    ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 2.0%
     149,838  Andrew Corp.+ ........     633,275      1,754,603
     130,000  Communications
                Systems Inc. .......     840,303      1,482,000
     260,900  Sycamore Networks
                Inc.+ ..............     778,040        928,804
     290,000  Thomas & Betts
                Corp.+ .............   5,352,259      9,367,000
                                    ------------   ------------
                                       7,603,877     13,532,407
                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 1.2%
     105,000  Ascential Software
                Corp.+ .............   1,272,815      1,945,650
      70,000  Borland Software
                Corp.+ .............     594,300        568,400
      80,200  FalconStor Software
                Inc.+ ..............     571,737        478,794
      20,900  Global Sources Ltd.+ .     306,293        224,675
      50,000  Jupitermedia Corp.+ ..     435,800        775,500

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
         200  Macromedia Inc.+ .....$      2,371   $      6,700
      15,187  MKS Instruments Inc.+      284,328        241,170
     170,000  OpenTV Corp., Cl. A+ .     915,188        482,800
       8,000  Phoenix
                Technologies Ltd.+ .      55,158         76,160
         550  SafeNet Inc.+ ........      14,425         16,120
     800,000  StorageNetworks Inc.
                Escrow+ ............           0         24,000
     360,000  Tyler Technologies
                Inc.+ ..............   1,411,950      2,739,600
     210,000  Xanser Corp.+ ........     728,537        672,000
                                    ------------   ------------
                                       6,592,902      8,251,569
                                    ------------   ------------
              CONSUMER PRODUCTS -- 3.5%
       3,500  Action Performance
                Companies Inc. .....      16,187         46,305
      27,000  Adams Golf Inc.+ .....      71,200         39,150
       5,250  Alberto-Culver Co. ...     169,298        251,265
      17,000  Ashworth Inc.+ .......      73,937        193,630
      33,500  Chofu Seisakusho
                Co. Ltd. ...........     484,644        738,856
      37,500  Church & Dwight
                Co. Inc. ...........     354,732      1,330,125
      35,000  Coachmen
                Industries Inc. ....     436,787        476,000
      44,000  Department 56 Inc.+ ..     514,126        768,240
       6,000  Elizabeth Arden
                Inc.+ ..............      82,125        142,440
       2,000  Genlyte Group Inc.+ ..       8,580        179,940
       2,000  Harley-Davidson Inc. .       4,713        115,520
     180,000  Hartmarx Corp.+ ......     830,789      1,717,200
      74,400  Jacuzzi Brands Inc.+ .     477,471        726,144
      40,000  Levcor International
                Inc.+ ..............      80,931         82,000
       4,000  Madden (Steven) Ltd.+       30,540         66,760
     293,250  Marine Products Corp.      195,039      4,929,532
      52,000  National Presto
                Industries Inc. ....   1,811,655      2,095,600
       3,000  Nature's Sunshine
                Products Inc. ......      36,938         51,510
       5,000  Rayovac Corp.+ .......      57,290        208,000
      90,000  Revlon Inc., Cl. A+ ..     311,417        259,200
       3,000  Scotts Miracle-Gro Co.,
                Cl. A+ .............      61,223        210,690
      14,000  Stewart Enterprises Inc.,
                Cl. A+ .............      65,467         86,100
      87,425  Syratech Corp.+ ......      17,426          5,683
     300,000  TL Administration
                Corp.+ .............     783,952          6,000
      10,000  Water Pik
                Technologies Inc.+ .     186,626        197,000
      17,000  WD-40 Co. ............     470,278        552,330
     695,000  Weider Nutrition
                International Inc.+    1,856,521      4,232,550
     190,000  Wolverine World
                Wide Inc. ..........   1,734,450      4,071,700
                                    ------------   ------------
                                      11,224,342     23,779,470
                                    ------------   ------------
              CONSUMER SERVICES -- 1.3%
      30,000  Bowlin Travel
                Centers Inc.+ ......      22,611         58,950
       2,500  Collectors
                Universe Inc.+ .....       8,720         47,900
       4,000  eLong Inc., ADR+ .....      48,416         36,000
      95,000  IAC/InterActiveCorp+ .   1,015,587      2,115,650

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
              COMMON STOCKS (CONTINUED)
              CONSUMER SERVICES (CONTINUED)
      16,000  Martha Stewart Living
                Omnimedia Inc.,
                Cl. A+ .............$    167,206   $    361,440
      20,000  Response USA Inc.+ ...      16,500             51
     321,000  Rollins Inc. .........   2,775,718      5,970,600
      10,000  TiVo Inc.+ ...........      74,563         51,700
                                    ------------   ------------
                                       4,129,321      8,642,291
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 9.8%
     173,000  Acuity Brands Inc. ...   2,323,864      4,671,000
      43,000  Amatsuji Steel Ball
                Mfg. Co. Ltd. ......     357,633        553,390
     100,000  Ampco-Pittsburgh
                Corp. ..............     972,481      1,353,000
       6,000  Anixter International
                Inc.+ ..............      57,120        216,900
     150,000  Baldor Electric Co. ..   2,965,923      3,871,500
     150,000  Crane Co. ............   3,282,255      4,318,500
       3,000  ESCO Technologies
                Inc.+ ..............      99,827        241,050
         803  Foster Wheeler Ltd.+ .       3,183         13,972
       6,000  Gardner Denver Inc.+ .     103,046        237,060
     157,000  Greif Inc., Cl. A ....   3,103,009     10,939,760
       1,000  Greif Inc., Cl. B ....      29,800         64,400
     130,000  Griffon Corp.+ .......   3,309,402      2,783,300
      26,000  Harbor Global Co.
                Ltd.+ ..............      63,215        232,050
       5,000  Insteel Industries
                Inc.+ ..............       4,250         75,100
      67,500  Katy Industries
                Inc.+ ..............     554,531        256,500
     222,000  Lamson & Sessions
                Co.+ ...............   1,295,821      2,208,900
      70,000  Lindsay
                Manufacturing Co. ..     708,238      1,335,600
     190,000  MagneTek Inc.+ .......   1,406,274      1,012,700
      37,000  Matthews International
                Corp.,
                Cl. A ..............     861,644      1,212,120
     275,000  Myers Industries
                Inc. ...............   2,505,876      3,880,250
      80,000  Mykrolis Corp.+ ......     921,166      1,144,000
     130,000  National Patent
                Development Corp.+ .      86,241        370,500
     610,400  Noel Group Inc.+ (b) .      55,045        117,685
      80,000  Oil-Dri Corporation
                of America .........     810,055      1,480,000
      15,000  Olin Corp. ...........     232,292        334,500
     215,000  Park-Ohio Holdings
                Corp.+ .............   1,149,135      4,029,100
      50,000  Precision Castparts
                Corp. ..............   1,702,840      3,850,500
      16,000  Roper Industries Inc.      620,029      1,048,000
      25,000  Sonoco Products Co. ..     669,340        721,250
      63,000  Standex International
                Corp. ..............   1,253,307      1,719,900
      21,000  Tech/Ops Sevcon Inc. .     142,728        133,980
     296,000  Thomas Industries
                Inc. ...............   4,161,994     11,733,440
      50,000  Tredegar Corp. .......     671,722        843,000
                                    ------------   ------------
                                      36,483,286     67,002,907
                                    ------------   ------------
              EDUCATIONAL SERVICES -- 0.0%
       2,000  Career Education
                Corp.+ .............      61,350         68,520
       3,000  School Specialty
                Inc.+ ..............      71,820        117,480
                                    ------------   ------------
                                         133,170        186,000
                                    ------------   ------------

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
              ELECTRONICS -- 1.0%
     175,000  California Micro
                Devices Corp.+ .....$  1,436,412   $    883,750
     204,600  CTS Corp. ............   2,145,753      2,659,800
      20,000  Fargo Electronics+ ...     118,826        293,400
      55,000  KEMET Corp.+ .........     566,815        426,250
      22,000  Lowrance Electronics
                Inc. ...............      58,991        534,820
      80,000  Park Electrochemical
                Corp. ..............   1,821,898      1,620,800
      10,000  Trident Microsystems
                Inc.+ ..............     119,857        176,800
      20,000  Wilson Greatbatch
                Technologies Inc.+ .     487,480        364,800
      20,000  Zoran Corp.+ .........     121,523        207,000
                                    ------------   ------------
                                       6,877,555      7,167,420
                                    ------------   ------------
              ENERGY AND UTILITIES -- 5.4%
       7,000  AGL Resources Inc. ...     117,975        244,510
     380,000  Aquila Inc.+ .........   1,290,571      1,455,400
       6,400  BIW Ltd. .............      94,562        130,880
      95,000  Callon Petroleum Co.+      939,533      1,476,300
     142,000  CH Energy Group Inc. .   5,982,836      6,489,400
      12,000  Chesapeake
                Utilities Corp. ....     236,752        319,200
     125,000  CMS Energy Corp.+ ....     747,044      1,630,000
      23,000  Connecticut Water
                Service Inc. .......     464,832        573,620
     120,000  Duquesne Light
                Holdings Inc. ......   1,663,452      2,150,400
     150,000  El Paso Electric Co.+    1,983,209      2,850,000
      20,000  Environmental Power
                Corp.+ .............     110,000        104,000
      66,000  Florida Public
                Utilities Co. ......     784,438      1,240,800
      44,399  Middlesex Water Co. ..     768,686        805,842
      10,000  Nicor Inc. ...........     221,003        370,900
      15,000  Nordex AG+ ...........      32,726          8,750
       2,000  PetroQuest
                Energy Inc.+ .......       5,250         13,280
     436,500  RPC Inc. .............   1,028,612      6,630,435
      25,000  SEMCO Energy Inc. ....     164,830        143,750
      48,000  SJW Corp. ............   1,557,739      1,686,240
      50,000  Southern Union Co.+ ..     682,575      1,255,500
     112,000  Southwest Gas Corp. ..   1,959,693      2,705,920
      10,000  Tesoro Corp.+ ........     140,934        370,200
       4,000  Toreador Resources
                Corp.+ .............      15,250         72,600
      10,000  Vestas Wind Systems
                A/S+ ...............      89,988        144,416
       7,000  W-H Energy Services
                Inc.+ ..............     148,589        167,510
     170,000  Westar Energy Inc. ...   2,801,066      3,678,800
                                    ------------   ------------
                                      24,032,145     36,718,653
                                    ------------   ------------
              ENTERTAINMENT -- 2.0%
      20,000  Canterbury Park
                Holding Corp. ......     215,807        347,800
     200,000  Dover Motorsports
                Inc. ...............   1,098,503      1,010,000
      78,000  Fisher Communications
                Inc.+ ..............   4,537,195      4,033,380
     151,000  GC Companies Inc.+ ...     164,590        129,860
     580,000  Gemstar-TV Guide
                International Inc.+    3,375,386      2,523,000

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
              COMMON STOCKS (CONTINUED)
              ENTERTAINMENT (CONTINUED)
      16,000  International Speedway
                Corp., Cl. A .......$    515,479   $    868,000
       2,500  International Speedway
                Corp., Cl. B .......      45,000        135,000
       5,000  Liberty Media Corp.,
                Cl. A+ .............      43,533         51,850
      10,000  Metromedia International
                Group Inc.+ ........       6,700         15,400
     340,000  Six Flags Inc.+ ......   1,716,559      1,400,800
     150,100  Topps Co. Inc. .......   1,215,701      1,382,421
      70,000  World Wrestling
                Entertainment Inc. .     837,190        840,000
      38,000  WPT Enterprises
                Inc.+ ..............     298,988        710,600
                                    ------------   ------------
                                      14,070,631     13,448,111
                                    ------------   ------------
              ENVIRONMENTAL SERVICES -- 1.1%
     225,000  Allied Waste
                Industries Inc.+ ...   2,183,048      1,644,750
      30,000  Catalytica Energy
                Systems Inc.+ ......     278,600         61,500
     175,000  Republic Services
                Inc. ...............   2,490,315      5,859,000
                                    ------------   ------------
                                       4,951,963      7,565,250
                                    ------------   ------------
              EQUIPMENT AND SUPPLIES -- 12.3%
     175,000  AMETEK Inc. ..........   1,043,631      7,043,750
     425,000  Baldwin Technology Co. Inc.,
                Cl. A+ .............   1,353,684      1,020,000
      94,500  Belden CDT Inc. ......   1,748,174      2,098,845
      12,000  C&D Technologies
                Inc. ...............     235,930        120,600
      50,000  Capstone Turbine
                Corp.+ .............     103,400         77,500
     203,000  CIRCOR International
                Inc. ...............   3,121,895      5,003,950
     212,000  CLARCOR Inc. .........   2,615,605     11,015,520
     236,800  Core Molding
                Technologies Inc.+ .     411,233      1,181,632
     200,000  Crown Holdings Inc.+ .     807,766      3,112,000
      60,000  CUNO Inc.+ ...........   1,049,568      3,083,400
       2,500  Danaher Corp. ........      42,633        133,525
      66,000  Donaldson Co. Inc. ...     761,576      2,130,480
     450,000  Fedders Corp. ........   2,048,076      1,251,000
     185,000  Flowserve Corp.+ .....   3,024,886      4,785,950
     177,000  Franklin Electric
                Co. Inc. ...........   1,436,452      6,678,210
      40,000  General Magnaplate
                Corp.+ (b) .........      83,762         60,000
     150,000  Gerber Scientific
                Inc.+ ..............   1,456,281      1,092,000
     100,343  Gorman-Rupp Co. ......   1,956,301      2,153,361
      84,000  Graco Inc. ...........     928,834      3,390,240
      42,000  GrafTech International
                Ltd.+ ..............     574,742        238,980
       4,000  Hughes Supply Inc. ...      28,473        119,000
      60,000  IDEX Corp. ...........     556,738      2,421,000
      20,000  Imagistics
                International Inc.+      387,725        698,600
     160,000  Interpump Group SpA ..     628,395        850,369
       3,000  Jarden Corp.+ ........      12,770        137,640
      10,000  K-Tron International
                Inc.+ ..............      74,932        304,400
      18,600  L.S. Starrett Co.,
                Cl. A ..............     369,831        360,840

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
      28,000  Littelfuse Inc.+ .....$    538,592   $    802,200
      55,000  Lufkin Industries Inc.   1,054,290      2,655,950
      55,000  Maezawa Kyuso
                Industries Co. Ltd.      359,609        835,540
      20,000  Met-Pro Corp. ........     192,469        274,000
       1,000  Middleby Corp. .......      37,310         49,400
      19,000  Mueller Industries
                Inc. ...............     577,116        534,850
       4,500  Plantronics Inc. .....      56,548        171,360
      50,000  Robbins & Myers Inc. .   1,023,975      1,100,500
      40,500  Sequa Corp., Cl. A+ ..   1,502,140      2,099,925
      80,000  Sequa Corp., Cl. B+ ..   3,631,577      4,200,000
      92,000  SL Industries Inc.+ ..   1,070,831      1,285,240
       2,000  Smith (A.O.) Corp. ...      32,662         57,740
      15,000  Smith (A.O.) Corp.,
                Cl. A ..............     336,569        433,050
       5,000  Teleflex Inc. ........      76,167        255,900
      48,000  Tennant Co. ..........   1,556,465      1,857,120
       5,000  Valmont
                Industries Inc. ....      40,625        111,600
       7,875  Watsco Inc., Cl. B ...      23,627        332,719
     190,500  Watts Water Technologies
                Inc., Cl. A ........   3,366,746      6,212,205
      15,000  Wolverine Tube Inc.+ .     150,915        134,250
                                    ------------   ------------
                                      42,491,526     83,966,341
                                    ------------   ------------
              FINANCIAL SERVICES -- 4.1%
      11,220  Alleghany Corp.+ .....   2,026,816      3,107,940
      40,000  Argonaut Group Inc.+ .     867,813        848,800
      66,000  Bankgesellschaft
                Berlin AG+ .........   1,280,794        228,433
     132,000  BKF Capital
                Group Inc. .........   2,415,665      5,281,320
     370,000  CNA Surety Corp.+ ....   4,080,505      5,032,000
       4,000  Crazy Woman Creek
                Bancorp Inc. .......      51,340         65,000
      98,169  Danielson
                Holding Corp.+ .....     271,171      1,693,415
      36,500  Epoch Holding Corp.+ .      60,978        173,375
       3,000  Federal Agricultural
                Mortgage Corp., Cl. C     24,000         52,470
      33,000  First Republic Bank ..     636,067      1,068,210
      94,100  Flushing Financial
                Corp. ..............   1,374,594      1,712,620
      60,000  Hibernia Corp., Cl. A      812,399      1,920,600
      40,500  LaBranche & Co. Inc.+      369,344        376,650
       1,000  LandAmerica Financial
                Group Inc. .........      12,175         50,030
       1,500  Leucadia National
                Corp. ..............      24,354         51,525
     109,000  Midland Co. ..........     833,351      3,434,590
       1,500  NetBank Inc. .........       6,000         12,720
      31,000  NewAlliance
                Bancshares Inc. ....     461,751        434,000
      38,400  Sterling Bancorp .....     670,453        931,968
       8,600  SWS Group Inc. .......     158,362        137,858
      50,000  Wilmington
                Trust Corp. ........   1,574,410      1,755,000
                                    ------------   ------------
                                      18,012,342     28,368,524
                                    ------------   ------------
              FOOD AND BEVERAGE -- 4.1%
      26,000  Boston Beer Co. Inc.,
                Cl. A+ .............     384,207        569,400
      24,000  Brown-Forman Corp.,
                Cl. A ..............     665,535      1,321,200

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
              COMMON STOCKS (CONTINUED)
              FOOD AND BEVERAGE (CONTINUED)
      11,250  Cheesecake
                Factory Inc.+ ......$     37,036   $    398,812
      38,000  Corn Products
                International Inc. .     617,424        987,620
     100,000  Del Monte Foods Co.+ .     997,536      1,085,000
      85,000  Denny's Corp.+ .......     132,580        403,750
      25,000  Farmer Brothers Co. ..     389,323        598,750
     200,000  Flowers Foods Inc. ...   2,462,671      5,642,000
         500  Genesee Corp.,
                Cl. A+ .............           0          1,000
      21,500  Genesee Corp.,
                Cl. B+ .............      32,823         43,000
     701,500  Grupo Continental SA .   1,058,724      1,254,019
      10,000  Hain Celestial
                Group Inc.+ ........     184,774        186,400
       6,000  J & J Snack
                Foods Corp. ........     100,375        280,980
     210,000  Kikkoman Corp. .......   1,375,672      2,105,288
      20,000  Meiji Seika Kaisha Ltd.     87,470         99,599
      35,000  MGP Ingredients Inc. .     243,900        291,900
       3,000  Nathan's Famous Inc.+       23,305         25,350
       5,000  Northland Cranberries Inc.,
                Cl. A ..............       4,200          1,925
       4,000  Omni Nutraceuticals
                Inc.+ ..............      13,563              7
      35,000  PepsiAmericas Inc. ...     501,525        793,100
      57,000  Ralcorp Holdings Inc.      862,281      2,698,950
      70,000  Smucker (J.M.) Co. ...   1,627,033      3,521,000
     100,000  The Steak n
                Shake Co.+ .........   1,088,229      1,935,000
       5,000  Todhunter
                International Inc.+       51,750         65,250
      38,858  Tootsie Roll
                Industries Inc. ....     596,821      1,165,733
      60,000  Triarc Companies Inc.,
                Cl. A ..............     429,705        852,000
     120,000  Triarc Companies Inc.,
                Cl. B ..............   1,025,442      1,659,600
                                    ------------   ------------
                                      14,993,904     27,986,633
                                    ------------   ------------
              HEALTH CARE -- 7.8%
      50,000  Align Technology
                Inc.+ ..............     444,171        312,000
       2,000  AngioDynamics Inc.+ ..      21,200         36,600
      55,000  ArthroCare Corp.+ ....   1,133,267      1,567,500
       7,800  Bio-Rad Laboratories Inc.,
                Cl. A+ .............     309,943        379,938
       1,000  Biomet Inc. ..........      30,350         36,300
      10,000  Biosite Inc.+ ........     253,600        520,300
       9,000  Bruker BioSciences
                Corp.+ .............      34,729         31,680
     105,000  Chemed Corp. .........   3,493,080      8,030,400
      20,000  CNS Inc. .............     229,587        356,000
      20,000  CONMED Corp.+ ........     580,028        602,400
       7,000  Corixa Corp.+ ........     129,195         21,490
      82,000  Del Global
                Technologies Corp.+      260,262        258,300
       1,000  Digene Corp.+ ........       8,000         20,750
     115,000  Edwards Lifesciences
                Corp.+ .............   4,076,298      4,970,300
       1,102  Enzo Biochem Inc.+ ...      13,091         15,891
      40,000  Exactech Inc.+ .......     572,732        678,800
       8,000  Fisher Scientific
                International Inc.+      184,008        455,360

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
      50,000  Henry Schein Inc.+ ...$    879,631   $  1,792,000
      34,000  ICU Medical Inc.+ ....   1,015,386      1,207,000
     123,000  INAMED Corp.+ ........   2,193,017      8,595,240
       2,000  Integra LifeSciences
                Holdings+ ..........      43,600         70,440
      35,000  Inverness Medical
                Innovations Inc.+ ..     638,388        822,500
      27,000  Invitrogen Corp.+ ....   1,389,635      1,868,400
      59,500  Lifecore Biomedical
                Inc.+ ..............     442,549      1,057,315
      15,000  Nabi
                Biopharmaceuticals+      105,625        187,200
       1,300  Nobel Biocare
                Holding AG .........     100,171        273,630
       4,100  NWH Inc. .............      63,026         60,680
      10,000  OCA Inc.+ ............      75,721         42,500
      34,000  Orthofix
                International NV+ ..   1,133,250      1,331,100
       2,000  OrthoLogic Corp.+ ....       6,750         10,120
      35,000  Owens & Minor Inc. ...     692,324        950,250
      51,000  Penwest
                Pharmaceuticals Co.+     368,867        630,360
      10,000  Possis Medical Inc.+ .     112,049         83,700
      43,000  Priority Healthcare Corp.,
                Cl. B+ .............     862,278        930,090
      12,000  PSS World Medical Inc.+    153,956        136,440
     105,000  Regeneration
                Technologies Inc.+ .   1,047,404      1,082,550
      44,000  Schick Technologies
                Inc.+ ..............     379,269        759,000
     590,000  Snia SpA+ ............     272,969        192,733
      20,000  Sonic Innovations Inc.+     92,523        111,600
   1,880,000  Sorin SpA+ ...........   6,403,312      6,007,285
       2,500  Straumann Holding AG .     224,697        541,365
       4,200  Stryker Corp. ........     162,570        187,362
     155,000  Sybron Dental
                Specialties Inc.+ ..   2,964,637      5,564,500
      41,000  Thoratec Corp.+ ......     491,798        501,020
      72,000  Women First
                HealthCare Inc.+ ...      91,845             72
       1,000  Wright Medical
                Group Inc.+ ........      16,460         24,000
       5,100  Young Innovations
                Inc. ...............     128,516        186,915
                                    ------------   ------------
                                      34,325,764     53,501,376
                                    ------------   ------------
              HOME FURNISHINGS -- 0.1%
      15,000  Bassett Furniture
                Industries Inc. ....     262,461        295,500
       4,000  Bed Bath &
                Beyond Inc.+ .......      11,125        146,160
      15,000  Foamex
                International Inc.+      127,457         29,850
      30,000  La-Z-Boy Inc. ........     250,200        417,900
                                    ------------   ------------
                                         651,243        889,410
                                    ------------   ------------
              HOTELS AND GAMING -- 5.3%
     270,000  Aztar Corp.+ .........   4,427,702      7,711,200
      12,000  Boyd Gaming Corp. ....      90,225        625,800
      90,000  Caesars
                Entertainment Inc.+      903,190      1,781,100
      50,000  Churchill Downs Inc. .   1,397,003      1,979,500

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING  (CONTINUED)
      80,000  Dover Downs Gaming &
                Entertainment Inc. .$    796,488   $    996,000
     150,000  Gaylord
                Entertainment Co.+ .   4,244,031      6,060,000
       5,000  Jury's Doyle Hotel
                Group plc ..........      27,762         75,833
      60,000  Kerzner
                International Ltd.+    1,415,009      3,673,800
     370,000  La Quinta Corp.+ .....     936,975      3,145,000
     142,000  Lakes
                Entertainment Inc.+      713,290      2,556,000
       1,200  Las Vegas Sands
                Corp.+ .............      34,800         54,000
     355,000  Magna Entertainment Corp.,
                Cl. A+ .............   2,312,344      2,179,700
      20,000  Marcus Corp. .........     377,480        410,000
      82,000  Penn National
                Gaming Inc.+ .......     186,907      2,409,160
      85,000  Pinnacle
                Entertainment Inc.+      659,965      1,419,500
       3,000  Station Casinos Inc. .      13,350        202,650
      55,000  Wyndham International Inc.,
                Cl. A+ .............     120,095         44,000
      16,000  Wynn Resorts Ltd.+ ...     231,002      1,083,840
      20,000  Youbet.com Inc.+ .....      51,494        117,200
                                    ------------   ------------
                                      18,939,112     36,524,283
                                    ------------   ------------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.9%
      58,000  Cavco Industries
                Inc.+ ..............   1,127,032      1,402,498
     335,000  Champion Enterprises
                Inc.+ ..............   3,495,127      3,149,000
       8,500  Drew Industries Inc.+      296,303        320,025
     205,000  Fleetwood Enterprises
                Inc.+ ..............   2,634,462      1,783,500
      75,000  Monaco Coach Corp. ...   1,660,313      1,211,250
     140,000  Skyline Corp. ........   4,450,174      5,388,600
                                    ------------   ------------
                                      13,663,411     13,254,873
                                    ------------   ------------
              METALS AND MINING -- 0.4%
       2,000  Ivanhoe Mines Ltd.+ ..      13,255         14,940
     142,115  Kinross Gold Corp.+ ..     984,488        852,690
      10,000  Meridian Gold Inc.+ ..      75,630        168,400
      70,000  Placer Dome Inc. .....     653,970      1,135,400
     190,000  Royal Oak
                Mines Inc.+ ........     322,487            570
      26,148  Stillwater
                Mining Co.+ ........     362,121        257,558
                                    ------------   ------------
                                       2,411,951      2,429,558
                                    ------------   ------------
              PAPER AND FOREST PRODUCTS -- 0.4%
      40,000  Packaging Dynamics
                Corp. ..............     296,567        559,600
      55,000  Pope & Talbot Inc. ...     942,815        966,900
      18,000  Schweitzer-Mauduit
                International Inc. .     424,690        603,900
      22,000  Wausau-Mosinee
                Paper Corp. ........     255,362        311,080
                                    ------------   ------------
                                       1,919,434      2,441,480
                                    ------------   ------------
              PUBLISHING -- 4.0%
     307,237  Independent News &
                Media plc ..........     431,671      1,011,604
      40,000  Journal Communications Inc.,
                Cl. A ..............     759,162        662,000
     110,000  Journal Register
                Co.+ ...............   1,779,817      1,837,000
      11,000  Lee Enterprises Inc. .     261,685        477,400

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
      53,000  McClatchy Co., Cl. A .$  1,581,315   $  3,930,480
      67,000  Media General Inc.,
                Cl. A ..............   1,841,424      4,143,950
      28,000  Meredith Corp. .......     500,908      1,309,000
     310,000  News Corp., Cl. A ....     912,485      5,245,200
   1,050,000  Penton Media Inc.+ ...     951,840        173,250
     400,000  PRIMEDIA Inc.+ .......   1,290,396      1,740,000
      21,400  Pulitzer Inc. ........     888,190      1,363,822
     215,000  Thomas Nelson Inc. ...   2,192,528      5,084,750
       4,000  Value Line Inc. ......     162,772        156,000
      12,000  Wiley (John) & Sons Inc.,
                Cl. B ..............      46,500        426,240
                                    ------------   ------------
                                      13,600,693     27,560,696
                                    ------------   ------------
              REAL ESTATE -- 1.2%
         190  Case Pomeroy & Co. Inc.,
                Cl. A ..............     222,300        242,250
      17,000  Catellus Development
                Corp. ..............     298,821        453,050
     170,000  Griffin Land &
                Nurseries Inc.+ ....   2,202,170      4,420,000
       9,000  Gyrodyne Company of
                America Inc.+ ......     135,071        386,910
      20,000  Malan Realty
                Investors Inc. (b) .     149,429         83,800
     110,000  Morguard Corp. .......   1,392,683      2,773,415
                                    ------------   ------------
                                       4,400,474      8,359,425
                                    ------------   ------------
              RETAIL -- 3.7%
      20,000  Aaron Rents Inc. .....     178,889        400,000
     146,250  Aaron Rents Inc.,
                Cl. A ..............     524,217      2,597,400
      35,000  Big 5 Sporting
                Goods Corp. ........     657,716        864,500
      98,000  Burlington Coat Factory
                Warehouse Corp. ....   1,058,146      2,812,600
       8,000  Casey's General
                Stores Inc. ........     124,503        143,760
      57,000  Coldwater Creek Inc.+      183,710      1,053,360
       6,000  CoolBrands
                International Inc.+       41,632         44,391
      80,000  CSK Auto Corp.+ ......   1,331,224      1,412,000
       4,000  Gander Mountain Co.+ .      66,680         52,400
     175,000  Ingles Markets Inc.,
                Cl. A ..............   2,176,506      2,331,000
      35,000  Movado Group Inc. ....     515,027        647,500
     130,000  Neiman Marcus Group Inc.,
                Cl. B ..............   4,106,529     11,732,500
       1,500  The Sports Authority .
                Inc.+ ..............       9,198         41,250
      40,000  Weis Markets Inc. ....   1,174,744      1,474,800
                                    ------------   ------------
                                      12,148,721     25,607,461
                                    ------------   ------------
              SATELLITE -- 0.4%
      35,000  Pegasus Communications
                Corp., Cl. A+ ......     365,574        464,800
     150,000  Sirius Satellite
                Radio Inc.+ ........     724,115        843,000
      35,000  XM Satellite Radio
                Holdings Inc.,
                Cl. A+ .............     302,980      1,102,500
                                    ------------   ------------
                                       1,392,669      2,410,300
                                    ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
              COMMON STOCKS (CONTINUED)
              SPECIALTY CHEMICALS -- 4.8%
      30,000  Airgas Inc. ..........$    183,650   $    716,700
      48,000  Albemarle Corp. ......   1,295,613      1,745,280
      42,000  Arch Chemicals Inc. ..     905,730      1,195,740
      10,000  Cytec Industries
                Inc. ...............     278,296        542,500
       8,000  Dionex Corp.+ ........     240,000        436,000
     150,000  Ferro Corp. ..........   3,406,266      2,823,000
     130,000  Fuller (H.B.) Co. ....   2,306,337      3,770,000
      30,000  Great Lakes
                Chemical Corp. .....     733,119        963,600
     430,000  Hercules Inc.+ .......   4,166,174      6,230,700
     140,000  MacDermid Inc. .......   2,361,630      4,550,000
     170,000  Material Sciences
                Corp.+ .............   1,589,043      2,286,500
     130,000  Omnova Solutions
                Inc.+ ..............     810,622        698,100
      50,000  Penford Corp. ........     539,601        812,500
      10,000  Quaker Chemical
                Corp. ..............     181,137        205,400
      20,000  Schulman (A.) Inc. ...     240,000        348,400
     270,000  Sensient
                Technologies Corp. .   5,449,105      5,821,200
                                    ------------   ------------
                                      24,686,323     33,145,620
                                    ------------   ------------
              TELECOMMUNICATIONS -- 1.2%
       9,200  Atlantic Tele-
                Network Inc. .......      92,644        294,584
     190,000  Cincinnati Bell Inc.+      475,442        807,500
      85,000  Commonwealth Telephone
                Enterprises Inc.+ ..   1,950,492      4,006,900
       6,795  Community Service
                Communications Inc.+           0         21,234
      46,950  D&E Communications
                Inc. ...............     605,207        428,653
         277  NTL Inc.+ ............       8,407         17,637
      80,525  Rogers Communications
                Inc.,
                Cl. B ..............     762,545      2,193,501
      20,000  Shenandoah
                Telecommunications
                Co. ................     296,543        620,000
         621  Telewest Global Inc.+        8,867         11,048
      53,000  Winstar
                Communications
                Inc.+ ..............         133             53
                                    ------------   ------------
                                       4,200,280      8,401,110
                                    ------------   ------------
              TRANSPORTATION -- 0.8%
     130,000  GATX Corp. ...........   3,650,103      4,314,700
      97,500  Grupo TMM SA, Cl. A,
                ADR+ ...............     866,789        298,350
       2,000  Irish Continental
                Group plc+ .........      17,829         25,693
      50,000  OMI Corp. ............     313,120        957,500
       5,100  Providence & Worcester
                Railroad Co. .......      42,979         67,830
                                    ------------   ------------
                                       4,890,820      5,664,073
                                    ------------   ------------
              WIRELESS COMMUNICATIONS -- 1.7%
      17,220  Alamosa Holdings
                Inc.+ ..............     137,880        200,957
      50,000  Centennial
                Communications
                Corp.+ .............     545,692        542,500
       3,000  Nextel Communications Inc.,
                Cl. A+ .............      15,360         85,260

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
      72,000  Price Communications
                Corp.+ .............$    905,273   $  1,260,000
      55,000  Rural Cellular Corp.,
                Cl. A+ .............     374,090        290,950
      12,000  Triton PCS Holdings Inc.,
                Cl. A+ .............      93,020         26,640
       5,000  UbiquiTel Inc.+ ......       2,700         33,500
     187,000  Vimpel-Communications,
                ADR+ ...............   1,608,309      6,436,540
      70,000  Western Wireless Corp.,
                Cl. A+ .............     238,828      2,657,200
                                    ------------   ------------
                                       3,921,152     11,533,547
                                    ------------   ------------
              TOTAL COMMON STOCKS .. 410,423,122    670,543,713
                                    ------------   ------------
              PREFERRED STOCKS -- 0.4%
              BROADCASTING -- 0.2%
       1,063  Granite Broadcasting Corp.,
                12.750% Pfd.+ ......     439,683        462,405
         100  Gray Television Inc.,
                8.000% Cv. Pfd.,
                Ser. C (b)(d)(e) ...   1,000,000      1,010,000
       1,103  PTV Inc.,  10.000%
                Pfd.,
                Ser. A .............           0          4,192
                                    ------------   ------------
                                       1,439,683      1,476,597
                                    ------------   ------------
              BUSINESS SERVICES -- 0.1%
      21,618  Interep National Radio Sales Inc.,
                4.000% Cv. Pfd.,
                Ser. A (b)(d)(e) ...   2,163,147        647,809
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.1%
         151  Foster Wheeler Ltd.,
                Pfd., Ser. B+ ......      38,060        145,262
              WHX Corp.,
      39,400    $3.75 Cv. Pfd.,
                Ser. B+ ............     191,751        108,350
      58,000    6.500% Cv. Pfd.,
                Ser. A+ ............     463,067        159,500
                                    ------------   ------------
                                         692,878        413,112
                                    ------------   ------------
              TOTAL PREFERRED
                STOCKS .............   4,295,708      2,537,518
                                    ------------   ------------
              RIGHTS -- 0.0%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
     800,000  Exide Technologies
                Rights+ ............           0              0
                                    ------------   ------------
              WARRANTS -- 0.1%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.0%
       1,213  Exide Technologies,
                expires 05/05/11+ ..       2,247          2,183
                                    ------------   ------------
              BUSINESS SERVICES -- 0.1%
     250,000  GP Strategies Corp.,
                expires
                08/14/08+ (b)(e) ...     637,065        653,341
     125,000  Interep National Radio
                Sales Inc.,
                expires
                05/06/07+ (b)(d)(e)            0              0
                                    ------------   ------------
                                         637,065        653,341
                                    ------------   ------------

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                            COST           VALUE
      ------                            ----          -------
              WARRANTS (CONTINUED)
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
         430  Anacomp Inc., Cl. B,
                expires 12/10/06+ ..$          0   $         26
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent Development Corp.,
                expires
                08/14/08+ (b)(e) ...           0        167,188
                                    ------------   ------------
              HEALTH CARE -- 0.0%
      14,424  Del Global Technologies Corp.,
                expires 03/28/08+ ..      24,809         21,636
                                    ------------   ------------
              TELECOMMUNICATIONS -- 0.0%
          86  NTL Inc.,
                expires 01/13/11+ ..         124            142
                                    ------------   ------------
              TOTAL WARRANTS .......     664,245        844,516
                                    ------------   ------------
    PRINCIPAL
     AMOUNT
     ------
              CORPORATE BONDS -- 0.2%
              AVIATION: PARTS AND SERVICES -- 0.0%
 $  300,000   GenCorp Inc., Sub. Deb. Cv.,
                5.750%,
                04/15/07 ...........     284,542        334,875
                                    ------------   ------------
              BUSINESS SERVICES -- 0.2%
  2,000,000   GP Strategies Corp., Sub. Deb.,
                6.000%,
                08/14/08 (b)(e) ....   1,508,123      1,336,122
                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.0%
    300,000   Exodus Communications Inc.,
                Sub. Deb. Cv.,
                5.250%,
                02/15/08+ (b)(c) ...       1,185              0
                                    ------------   ------------
              HEALTH CARE -- 0.0%
     28,848   Del Global Technologies Corp.,
                6.000%,
                03/28/07 (b) .......      28,848         21,636
                                    ------------   ------------
              TOTAL CORPORATE
                BONDS ..............   1,822,698      1,692,633
                                    ------------   ------------
              U.S. GOVERNMENT OBLIGATIONS -- 1.0%
  7,002,000   U.S. Treasury Bills,
                2.478% to 2.823%++,
                04/07/05 to
                07/07/05 ...........   6,966,929      6,967,711
                                    ------------   ------------
              TOTAL
                INVESTMENTS --
                99.8% ..............$424,172,702    682,586,091
                                    ============
              OTHER ASSETS AND
                LIABILITIES (NET) -- 0.2% .........   1,277,165
                                                   ------------
              NET ASSETS -- 100.0% ................$683,863,256
                                                   ============

----------------
              For Federal tax purposes:
              Aggregate cost ......................$424,172,702
                                                   ============
              Gross unrealized appreciation .......$285,032,225
              Gross unrealized depreciation ....... (26,618,836)
                                                   ------------
              Net unrealized appreciation
               (depreciation) .....................$258,413,389
                                                   ============
----------------
(a) Security considered an affiliated holding because the Fund owns at least 5% of the outstanding shares. See Note 9.
(b) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2005, the market value of fair valued securities amounted to $4,204,709 or 0.6% of total net assets.
(c)  Security is in default.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the market value of Rule 144A securities amounted to $1,657,809 or 0.2% of total net assets.
(e) At March 31, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:

ACQUISITION                                                       03/31/05
  SHARES/                                                         CARRYING
 PRINCIPAL                       ACQUISITION    ACQUISITION         VALUE
  AMOUNT    ISSUER                  DATE           COST           PER UNIT
 -------    ------                  ----           ----           --------
$2,000,000  GP Strategies Corp.,
             Sub. Deb.,
             6.000%, 08/14/08 ... 08/08/03      $1,362,935      $    66.8061
   250,000  GP Strategies Corp.
             warrants
             expire 08/14/08 .... 08/08/03      $  637,065      $     2.6134
       100  Gray Television Inc.,
             8.000% Cv.
             Pfd., Ser. C ....... 04/22/02      $1,000,000      $10,100.0000
    21,618  Interep National Radio
             Sales Inc.,
             4.000% Cv. Pfd.,
             Ser. A ............. 05/03/02      $2,163,147      $    29.9662
   125,000  Interep National
             Radio Sales Inc.
             warrants expire
             05/06/07 ........... 05/03/02      $     0.00      $     0.0000
   379,703  National Patent
             Development Corp.
             warrants expire
             08/14/08 ........... 11/24/04      $     0.00      $     0.4403
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $423,351,509) ........$681,881,091
  Investments in affiliates, at value
    (cost $821,193) ................................     705,000
  Cash and foreign currency, at value
    (cost $12,263) .................................      12,314
  Dividends and interest receivable ................   1,303,476
  Receivable for investments sold ..................     593,030
  Receivable for Fund shares sold ..................     398,176
  Other assets .....................................      18,783
                                                    ------------
  TOTAL ASSETS ..................................... 684,911,870
                                                    ------------
LIABILITIES:
  Payable for investment advisory fees .............     590,017
  Payable for shareholder services fees ............     159,065
  Payable for distribution fees ....................     148,049
  Payable for shareholder communication fees .......      47,492
  Payable for Fund shares redeemed .................      42,806
  Other accrued expenses ...........................      61,185
                                                    ------------
  TOTAL LIABILITIES ................................   1,048,614
                                                    ------------
  NET ASSETS applicable to 24,355,609
    shares outstanding .............................$683,863,256
                                                    ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ...............$     24,355
  Additional paid-in capital ....................... 407,168,845
  Accumulated net investment loss ..................     (38,598)
  Accumulated net realized gain on investments
    and foreign currency transactions ..............  18,295,108
  Net unrealized appreciation on investments
    and foreign currency translations .............. 258,413,546
                                                    ------------
  NET ASSETS .......................................$683,863,256
                                                    ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($682,215,193 / 24,296,619 shares
    outstanding; 150,000,000 shares authorized
    of $0.001 par value) ...........................      $28.08
                                                          ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($727,609 / 25,902 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) .........      $28.09
                                                          ======
  Maximum sales charge .............................       5.75%
                                                          ======
  Maximum offering price per share (NAV / 0.9425,
    based on maximum sales charge of 5.75% of
    the offering price) ............................      $29.80
                                                          ======
  CLASS B:
  Net Asset Value and offering price per share
    ($149,439 / 5,371 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) .........      $27.82(a)
                                                          ======
  CLASS C:
  Net Asset Value and offering price per share
    ($771,015 / 27,717 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) .........      $27.82(a)
                                                          ======

-------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $9,989)   $  4,615,014
  Interest .................................        175,926
                                               ------------
  TOTAL INVESTMENT INCOME ..................      4,790,940
                                               ------------
EXPENSES:
  Investment advisory fees .................      3,369,222
  Distribution fees -- Class AAA ...........        841,481
  Distribution fees -- Class A .............            336
  Distribution fees -- Class B .............            599
  Distribution fees -- Class C .............          1,356
  Shareholder services fees ................        252,012
  Shareholder communications expenses ......         92,521
  Custodian fees ...........................         56,539
  Legal and audit fees .....................         26,403
  Directors' fees ..........................         20,622
  Registration fees ........................         16,093
  Miscellaneous expenses ...................         46,525
                                               ------------
  TOTAL EXPENSES ...........................      4,723,709
                                               ------------
  NET INVESTMENT INCOME ....................         67,231
                                               ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS AND FOREIGN CURRENCY:
  Net realized gain on investments .........     22,453,239
  Net realized loss on foreign
    currency transactions ..................           (750)
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ..................     57,871,165
                                               ------------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY .......     80,323,654
                                               ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ........................   $ 80,390,885
                                               ============

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                       SIX MONTHS ENDED
                                                        MARCH 31, 2005      YEAR ENDED
                                                          (UNAUDITED)   SEPTEMBER 30, 2004
                                                         -------------  ------------------
OPERATIONS:
  Net investment income (loss) .......................   $      67,231    $    (923,061)
  Net realized gain on investments, futures contracts
     and foreign currency transactions ...............      22,452,489       27,631,501
  Net change in unrealized appreciation/
    depreciation on investments, futures
    contracts and foreign currency translations ......      57,871,165       87,063,565
                                                         -------------    -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      80,390,885      113,772,005
                                                         -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gains
    Class AAA ........................................     (27,271,924)      (4,352,438)
    Class A ..........................................          (6,636)            --
    Class B ..........................................          (5,930)            --
    Class C ..........................................          (5,584)            --
                                                         -------------    -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................     (27,290,074)      (4,352,438)
                                                         -------------    -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ........................................       8,764,738      (29,481,563)
    Class A ..........................................         665,919           57,577
    Class B ..........................................          90,941           54,633
    Class C ..........................................         746,804           24,010
                                                         -------------    -------------
  NET INCREASE (DECREASE) IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS .......................      10,268,402      (29,345,343)
                                                         -------------    -------------
  REDEMPTION FEES ....................................          23,293             --
                                                         -------------    -------------
  NET INCREASE IN NET ASSETS .........................      63,392,506       80,074,224
NET ASSETS:
  Beginning of period ................................     620,470,750      540,396,526
                                                         -------------    -------------
  End of period ......................................   $ 683,863,256    $ 620,470,750
                                                         =============    =============

                 See accompanying notes to financial statements.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Small Cap Growth Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios of the Corporation, with four separate classes of shares known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on October 22, 1991.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At March 31, 2005, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency transactions. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At March 31, 2005, there were no open forward foreign exchange contracts.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


For the fiscal year ended September 30, 2004, reclassifications were made to decrease accumulated net investment loss by $882,830 and decrease accumulated net realized gain on investments by $679,000, with an offsetting adjustment to additional paid-in capital.

For the fiscal years ended September 30, 2004 and 2003, the tax character of distributions is $2,246,976 of ordinary income and $2,105,462 of long-term capital gain and $300,296 of ordinary income and $6,071,352 of long-term capital gain, respectively.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

The difference between book and tax basis undistributed ordinary income is primarily due to the continued accrual of defaulted interest for tax purposes which has been written down for book purposes.

At September 30, 2004, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

As of September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

           Undistributed long-term capital gains .............. $ 25,399,703
           Post-October deferred losses .......................        2,189
           Net unrealized appreciation ........................  198,328,041
           Other temporary differences ........................     (160,688)
                                                                ------------
             Total accumulated earnings ....................... $223,569,245
                                                                ============

3. INVESTMENT ADVISORY AGREEMENTS. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are affiliates of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2005, other than short-term securities, aggregated $21,512,240 and $38,128,915, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2005, the Fund paid brokerage commissions of $88,821 to Gabelli & Company. During the six months ended March 31, 2005, Gabelli & Company informed the Fund that it received $4,504 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2005, the Fund reimbursed the Adviser $19,950 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. At March 31, 2005, there were no borrowings outstanding from the line of credit.

The average daily amount of borrowings outstanding from the line of credit within the six months ended March 31, 2005 was $321,623 with a related weighted average interest rate of 2.73%. The maximum amount borrowed at any time during the six months ended March 31, 2005 was $4,354,000.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares, and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. For Class AAA, Class A, Class B and Class C Shares, the 2.00% redemption fee applies to shares purchased on or after November 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2005 amounted to $23,293.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

THE GABELLI SMALL CAP GROWTH FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                                               SIX MONTHS ENDED
                                                                MARCH 31, 2005                    YEAR ENDED
                                                                  (UNAUDITED)                 SEPTEMBER 30, 2004
                                                          --------------------------       -------------------------
                                                            SHARES        AMOUNT             SHARES       AMOUNT
                                                          ----------   -------------       ----------  -------------
                                                                   CLASS AAA                        CLASS AAA
                                                          --------------------------       -------------------------
Shares sold .............................................  3,044,258   $  85,155,691        6,139,577  $ 153,305,617
Shares issued upon reinvestment of dividends ............    930,960      25,964,511          172,209      4,162,298
Shares redeemed ......................................... (3,652,049)   (102,355,464)      (7,494,730)  (186,949,478)
                                                          ----------   -------------       ----------  -------------
Net increase / (decrease) ...............................    323,169   $   8,764,738       (1,182,944) $ (29,481,563)
                                                          ==========   =============       ==========  =============
                                                                    CLASS A                          CLASS A
                                                          --------------------------       -------------------------
Shares sold .............................................     23,610   $     664,621            2,253  $      57,859
Shares issued upon reinvestment of dividends ............        234           6,514               --             --
Shares redeemed .........................................       (184)         (5,216)             (11)          (282)
                                                          ----------   -------------       ----------  -------------
Net increase ............................................     23,660   $     665,919            2,242  $      57,577
                                                          ==========   =============       ==========  =============
                                                                    CLASS B                          CLASS B
                                                          --------------------------       -------------------------
Shares sold .............................................      3,028   $      85,010            2,268  $      58,160
Shares issued upon reinvestment of dividends ............        214           5,931               --             --
Shares redeemed .........................................         --              --             (139)        (3,527)
                                                          ----------   -------------       ----------  -------------
Net increase ............................................      3,242   $      90,941            2,129  $      54,633
                                                          ==========   =============       ==========  =============
                                                                    CLASS C                          CLASS C
                                                          --------------------------       -------------------------
Shares sold .............................................     26,676   $     743,954              937  $      24,010
Shares issued upon reinvestment of dividends ............        163           4,525               --             --
Shares redeemed .........................................        (59)         (1,675)              --             --
                                                          ----------   -------------       ----------  -------------
Net increase ............................................     26,780   $     746,804              937  $      24,010
                                                          ==========   =============       ==========  =============

9. TRANSACTIONS IN SECURITIES OF AFFILIATED ISSUERS. The 1940 Act defines affiliated issuers as those in which the Fund's holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund's transactions in the securities of these issuers during the six months ended March 31, 2005 is set forth below:

                                                                    NET CHANGE
               BEGINNING        SHARES       ENDING   DIVIDEND      IN UNREALIZED            VALUE AT       PERCENT OWNED OF
                 SHARES    PURCHASED (SOLD)  SHARES    INCOME  APPRECIATION/DEPRECIATION  MARCH 31, 2005   SHARES OUTSTANDING
               ---------   ----------------  ------   -------- -------------------------  --------------   ------------------
Trans-Lux Corp.  100,000           0         100,000   $7,000           $62,000              $705,000            10.28%
                 -------           -         -------   ------           -------              --------            ------

10. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

11. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI SMALL CAP GROWTH FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                     INCOME
                            FROM INVESTMENT OPERATIONS                          DISTRIBUTIONS
              ----------------------------------------------------   --------------------------------------
                                             Net
               Net Asset      Net       Realized and       Total                     Net
  Period        Value,    Investment      Unrealized       from          Net      Realized
   Ended      Beginning    Income/     Gain/(Loss) on   Investment   Investment    Gain on        Total
September 30  of Period   (Loss)(e)      Investments    Operations     Income    Investments  Distributions
------------  ---------   ----------   --------------   ----------   ----------  -----------  -------------
CLASS AAA
  2005(d)      $25.88      $ 0.00(c)       $ 3.35         $ 3.35           --      $(1.15)       $(1.15)
  2004          21.48       (0.04)           4.61           4.57           --       (0.17)        (0.17)
  2003          17.04       (0.05)           4.74           4.69           --       (0.25)        (0.25)
  2002          17.13       (0.04)           0.31           0.27       $(0.01)      (0.35)        (0.36)
  2001          23.60        0.06           (1.75)         (1.69)       (0.05)      (4.73)        (4.78)
  2000          21.84        0.06            4.16           4.22           --       (2.46)        (2.46)

CLASS A
  2005(d)      $25.89      $ 0.04          $ 3.31         $ 3.35           --      $(1.15)       $(1.15)
  2004(a)       24.49       (0.06)           1.46           1.40           --          --            --

CLASS B
  2005(d)      $25.74      $(0.11)         $ 3.34         $ 3.23           --      $(1.15)       $(1.15)
  2004(a)       24.49       (0.19)           1.44           1.25           --          --            --

CLASS C
  2005(d)      $25.74      $(0.07)         $ 3.30         $ 3.23           --      $(1.15)       $(1.15)
  2004(a)       24.49       (0.20)           1.45           1.25           --          --            --

                                                RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                              --------------------------------------------------

                          Net Asset           Net Assets
  Period                    Value,              End of          Net                   Portfolio
   Ended       Redemption   End of    Total     Period      Investment    Operating    Turnover
September 30     Fees(e)    Period   Return+  (in 000's)   Income/(Loss)   Expenses      Rate
------------   ---------- ---------- -------  -----------  -------------  ---------   ----------
CLASS AAA
  2005(d)        $0.00(c)   $28.08    12.97%   $682,215        0.02%(b)    1.40%(b)        3%
  2004              --       25.88    21.34     620,334       (0.15)       1.42           10
  2003              --       21.48    27.84     540,397       (0.22)       1.45            4
  2002              --       17.04     1.39     428,416       (0.22)       1.45           10
  2001              --       17.13    (7.47)    372,865        0.30        1.45           17
  2000              --       23.60    21.00     366,459        0.26        1.49           47

CLASS A
  2005(d)        $0.00(c)   $28.09    12.97%   $    728        0.28%(b)    1.44%(b)        3%
  2004(a)           --       25.89     5.72          58       (0.32)(b)    1.42(b)        10

CLASS B
  2005(d)        $0.00(c)   $27.82    12.57%   $    149       (0.76)%(b)   2.17%(b)        3%
  2004(a)           --       25.74     5.10          55       (1.02)(b)    2.17(b)        10

CLASS C
  2005(d)        $0.00(c)   $27.82    12.57%   $    771       (0.49)%(b)   2.20%(b)        3%
  2004(a)           --       25.74     5.10          24       (1.07)(b)    2.17(b)        10

-----------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From the commencement of offering Class A, Class B and Class C Shares on December 31, 2003.
(b) Annualized.
(c) Amount represents less than $0.005 per share.
(d) For the period ending March 31, 2005, unaudited.
(e) Per share amounts have been calculated using the average shares outstanding method.

                 See accompanying notes to financial statements.

                        THE GABELLI SMALL CAP GROWTH FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2005, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent directors considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent directors reviewed the short, medium and long-term performance of the Fund against a peer group of small cap value and small cap core funds. The directors noted that the Fund's performance was in or near the top 33% of the funds in its category for all relevant periods.

PROFITABILITY. The independent directors reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The directors also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent directors agreed that the Adviser should gather and provide them with information regarding possible ways of measuring potential economies of scale so that they would be in a position to review this potential issue in greater detail if the Fund continued to grow rapidly on an inflation-adjusted basis.

SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the peer group of small cap value and small cap core funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The directors noted that the Fund's expense ratios were at and the Fund's size was above average within this group. The directors also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The directors did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an excellent performance record. The independent directors also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund's performance, and that economies of scale were not a significant factor in their thinking at this time. The directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors.

--------------------------------------------------------------------------------
     GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------
     WHO ARE WE?
     The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

     WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?
     If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:
     o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

     o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

     WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?
     We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

     WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?
     We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                        THE GABELLI SMALL CAP GROWTH FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                               Karl Otto Pohl
CHAIRMAN AND CHIEF                                  FORMER PRESIDENT
EXECUTIVE OFFICER                                   DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                                 Anthony R. Pustorino
ATTORNEY-AT-LAW                                     CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                           PROFESSOR EMERITUS
                                                    PACE UNIVERSITY

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                         BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                     Salvatore J. Zizza
SENIOR VICE PRESIDENT                               CHAIRMAN
GABELLI & COMPANY, INC.                             HALLMARK ELECTRICAL
                                                    SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH


                                    OFFICERS
Bruce N. Alpert                                     James E. McKee
PRESIDENT AND TREASURER                             SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Small Cap Growth Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB443Q105SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI


THE
GABELLI
SMALL CAP
GROWTH
FUND


                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2005

                         THE GABELLI EQUITY INCOME FUND

                             SEMI-ANNUAL REPORT (A)
                                 MARCH 31, 2005



TO OUR SHAREHOLDERS,

      Higher yielding equities outperformed the broad based market indices for the six month period ending March 31, 2005. During the same six month period, the Gabelli Equity Income Fund returned 9.24% while the Standard & Poor's 500 Index, the Nasdaq Composite Index and the Lipper Equity Income Fund Average rose 6.88%, 5.40% and 8.34%, respectively.


COMPARATIVE RESULTS

------------------------------------------------------------------------------------------------------------------
                             AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2005 (UNAUDITED) (A)(B)
                                                                                                            Since
                                                                                                          Inception
                                              Quarter      1 Year      3 Year       5 Year     10 Year    (1/2/92)
                                              --------------------------------------------------------------------
  GABELLI EQUITY INCOME FUND CLASS AAA ......  0.23%       10.17%       8.77%        7.98%      12.50%     12.22%
  S&P 500 Index ............................. (2.15)        6.69        2.74        (3.16)      10.79      10.31
  Nasdaq Composite Index .................... (8.10)        0.25        2.71       (15.25)       9.36       9.70
  Lipper Equity Income Fund Avg. ............ (0.42)        9.89        4.93         4.36       10.14      10.41
  Class A ...................................  0.17        10.17        8.75         7.97       12.49      12.21
                                              (5.60)(c)     3.85(c)     6.63(c)      6.69(c)    11.82(c)   11.71(c)
  Class B ...................................  0.00         9.35        8.42         7.77       12.39      12.14
                                              (5.00)(d)     4.35(d)     7.56(d)      7.47(d)    12.39(d)   12.14(d)
  Class C ...................................  0.01         9.38        8.45         7.79       12.40      12.14
                                              (0.99)(d)     8.38(d)     8.45(d)      7.79(d)    12.40(d)   12.14(d)

 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS.TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE.WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING. PERFORMANCE RETURNS FOR PERIODS LESS THAN ONE YEAR ARE NOT ANNUALIZED.
     THE CLASS AAA SHARES' NET ASSET VALUES ARE USED TO CALCULATE PERFORMANCE FOR THE PERIODS PRIOR TO THE ISSUANCE OF CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES ON DECEMBER 31, 2003. THE ACTUAL PERFORMANCE FOR THE CLASS A SHARES, CLASS B SHARES AND CLASS C SHARES WOULD HAVE BEEN LOWER DUE TO THE ADDITIONAL EXPENSES ASSOCIATED WITH THESE CLASSES OF SHARES. THE S&P 500 INDEX AND THE NASDAQ COMPOSITE INDEX ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE, WHILE THE LIPPER AVERAGE REFLECTS THE AVERAGE PERFORMANCE OF MUTUAL FUNDS CLASSIFIED IN THIS PARTICULAR CATEGORY. DIVIDENDS ARE CONSIDERED REINVESTED EXCEPT FOR THE NASDAQ COMPOSITE INDEX.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI EQUITY INCOME FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from  October 1, 2004  through  March 31,  2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended March 31, 2005.

                    Beginning       Ending      Annualized     Expenses
                 Account Value  Account Value     Expense    Paid During
                   10/01/04         03/31/05       Ratio       Period*
--------------------------------------------------------------------------------
GABELLI EQUITY INCOME FUND
--------------------------------------------------------------------------------

ACTUAL FUND RETURN
Class AAA          $1,000.00       $1,092.40       1.44%       $ 7.51
Class A            $1,000.00       $1,092.50       1.45%       $ 7.56
Class B            $1,000.00       $1,088.80       2.06%       $10.73
Class C            $1,000.00       $1,088.50       2.21%       $11.51

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00       $1,017.75       1.44%       $ 7.24
Class A            $1,000.00       $1,017.70       1.45%       $ 7.29
Class B            $1,000.00       $1,014.66       2.06%       $10.35
Class C            $1,000.00       $1,013.91       2.21%       $11.10

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.


THE GABELLI EQUITY INCOME FUND

Financial Services ................................  12.2%
Energy and Utilities: Integrated ..................   8.5%
Energy and Utilities: Oil .........................   7.9%
Consumer Products .................................   7.4%
Health Care .......................................   7.1%
Food and Beverage .................................   7.1%
Telecommunications ................................   5.2%
U.S. Treasury Bills ...............................   4.9%
Hotels and Gaming .................................   3.7%
Specialty Chemicals ...............................   3.5%
Diversified Industrial ............................   3.3%
Energy and Utilities: Electric ....................   2.9%
Automotive: Parts and Accessories .................   2.9%
Publishing ........................................   2.8%
Communications Equipment ..........................   2.3%
Equipment and Supplies ............................   2.1%
Energy and Utilities: Natural Gas .................   1.9%
Entertainment .....................................   1.6%
Retail ............................................   1.6%
Aviation: Parts and Services ......................   1.5%
Aerospace .........................................   1.5%
Electronics .......................................   1.3%
Metals and Mining .................................   1.3%
Cable and Satellite ...............................   1.1%
Broadcasting ......................................   0.9%
Business Services .................................   0.7%
Machinery .........................................   0.5%
Environmental Services ............................   0.4%
Energy and Utilities: Services ....................   0.3%
Manufactured Housing ..............................   0.3%
Transportation ....................................   0.3%
Computer Software and Services ....................   0.2%
Consumer Services .................................   0.2%
Computer Hardware .................................   0.1%
Energy and Utilities: Water .......................   0.1%
Other Assets and Liabilities -- Net ...............   0.4%
                                                    ------
                                                    100.0%
                                                    ======


THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDING DECEMBER 31, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.


PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                           COST            VALUE
      ------                           ----           ------
              COMMON STOCKS -- 89.7%
              AEROSPACE -- 1.5%
      32,000  Boeing Co. ...........$  1,082,148   $  1,870,720
       3,000  Lockheed Martin Corp.       71,025        183,180
      12,000  Northrop Grumman Corp.     367,550        647,760
      10,000  Raytheon Co. .........     279,250        387,000
       2,000  Rockwell Automation
                Inc. ...............      25,686        113,280
       2,000  Rockwell Collins Inc.       15,843         95,180
      95,000  Titan Corp.+ .........   1,731,710      1,725,200
      25,000  United Defense
                Industries Inc. ....   1,833,365      1,835,500
                                    ------------   ------------
                                       5,406,577      6,857,820
                                    ------------   ------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 2.2%
       1,000  ArvinMeritor Inc. ....      10,488         15,470
     100,000  Dana Corp. ...........   1,459,536      1,279,000
     150,000  Genuine Parts Co. ....   4,633,678      6,523,500
       4,000  Johnson Controls Inc.      101,475        223,040
      60,000  Modine Manufacturing
                Co. ................   1,160,998      1,759,800
       3,000  Pep Boys -
                Manny, Moe & Jack ..      27,885         52,740
                                    ------------   ------------
                                       7,394,060      9,853,550
                                    ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.7%
      13,000  Barnes Group Inc. ....     245,002        353,210
      11,000  Curtiss-Wright Corp. .      77,638        627,000
      12,096  Curtiss-Wright Corp.,
                Cl. B ..............     272,014        682,214
      40,000  GenCorp Inc. .........     342,710        800,000
       8,000  United Technologies
                Corp. ..............     281,946        813,280
                                    ------------   ------------
                                       1,219,310      3,275,704
                                    ------------   ------------
              BROADCASTING -- 0.0%
      33,000  Granite Broadcasting
                Corp.+ .............      13,715          9,900
                                    ------------   ------------
              BUSINESS SERVICES -- 0.2%
       4,000  Automatic Data
                Processing Inc. ....     126,808        179,800
       6,000  Donnelley (R.H.)
                Corp.+ .............      68,850        348,540
         500  Imation Corp. ........       7,150         17,375
       2,500  Landauer Inc. ........      60,337        118,850
                                    ------------   ------------
                                         263,145        664,565
                                    ------------   ------------
              CABLE AND SATELLITE -- 1.1%
      89,002  Cablevision Systems Corp.,
                Cl. A+ .............   1,636,955      2,496,506
       9,000  Comcast Corp.,
                Cl. A+ .............     275,105        304,020
      36,000  DIRECTV Group Inc.+ ..     429,789        519,120
      60,000  EchoStar Communications
                Corp., Cl. A .......   1,837,193      1,755,000
                                    ------------   ------------
                                       4,179,042      5,074,646
                                    ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.0%
     120,000  Corning Inc.+ ........   1,285,395      1,335,600
     115,000  Motorola Inc. ........   1,077,984      1,721,550
      50,000  Thomas & Betts Corp.+      881,146      1,615,000
                                    ------------   ------------
                                       3,244,525      4,672,150
                                    ------------   ------------

                                                      MARKET
      SHARES                           COST            VALUE
      ------                           ----           ------
              COMPUTER HARDWARE -- 0.1%
         300  International Business
                Machines Corp. .....$      3,810   $     27,414
      13,000  Xerox Corp.+ .........     126,343        196,950
                                    ------------   ------------
                                         130,153        224,364
                                    ------------   ------------
              COMPUTER SOFTWARE AND SERVICES -- 0.2%
       2,000  EMC Corp.+ ...........      19,360         24,640
      30,000  Microsoft Corp. ......     782,100        725,100
      10,000  SunGard Data
                Systems Inc.+ ......     343,971        345,000
         154  Telecom Italia
                Media SpA+ .........         205             86
                                    ------------   ------------
                                       1,145,636      1,094,826
                                    ------------   ------------
              CONSUMER PRODUCTS -- 7.4%
      33,000  Altria Group Inc. ....     991,749      2,157,870
       5,000  Clorox Co. ...........     262,246        314,950
      38,000  Eastman Kodak Co. ....     890,357      1,236,900
      40,000  Energizer
                Holdings Inc.+ .....     997,527      2,392,000
      94,700  Gallaher Group
                plc, ADR ...........   2,711,252      5,396,953
      70,000  Gillette Co. .........   2,704,031      3,533,600
      31,100  National Presto
                Industries Inc. ....   1,036,492      1,253,330
      10,000  Pactiv Corp.+ ........     161,895        233,500
      38,000  Procter & Gamble Co. .   1,393,252      2,014,000
      10,000  Reckitt Benckiser
                plc ................     313,364        317,856
      26,000  Rothmans Inc. ........     237,941        515,616
     940,500  Swedish Match AB .....   9,972,140     11,505,360
      26,000  Unilever NV, ADR .....   1,542,066      1,778,920
      10,000  UST Inc. .............     364,903        517,000
                                    ------------   ------------
                                      23,579,215     33,167,855
                                    ------------   ------------
              CONSUMER SERVICES -- 0.2%
      52,500  Rollins Inc. .........     454,969        976,500
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 3.3%
       5,000  3M Co. ...............     213,645        428,450
      22,000  Acuity Brands Inc. ...     342,225        594,000
      35,000  Cooper Industries Ltd.,
                Cl. A ..............   1,532,038      2,503,200
     152,000  General Electric Co. .   4,229,926      5,481,120
       5,000  Harbor Global
                Co. Ltd.+ ..........      24,172         44,625
     120,000  Honeywell
                International Inc. .   3,109,683      4,465,200
      22,000  Thomas Industries Inc.     250,524        872,080
       4,000  Trinity Industries
                Inc. ...............      82,100        112,680
      10,000  Tyco International
                Ltd. ...............     128,601        338,000
                                    ------------   ------------
                                       9,912,914     14,839,355
                                    ------------   ------------
              ELECTRONICS -- 1.0%
      10,000  Freescale Semiconductor Inc.,
                Cl. B+ .............      81,750        172,500
      20,000  Intel Corp. ..........     370,400        464,600
     140,000  Texas Instruments
                Inc. ...............   2,856,614      3,568,600
      11,000  Thermo Electron
                Corp.+ .............     217,973        278,190
                                    ------------   ------------
                                       3,526,737      4,483,890
                                    ------------   ------------

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                           COST           VALUE
      ------                           ----           ------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES: ELECTRIC -- 2.9%
      80,000  AES Corp.+ ...........$    268,400   $  1,310,400
      18,000  American Electric
                Power Co. Inc. .....     515,300        613,080
      81,000  Cinergy Corp. ........   2,478,068      3,282,120
      16,000  DTE Energy Co. .......     695,800        727,680
      95,000  El Paso
                Electric Co.+ ......     746,352      1,805,000
      56,000  FPL Group Inc. .......   1,818,648      2,248,400
      35,000  Great Plains
                Energy Inc. ........     748,610      1,070,300
      90,000  Northeast Utilities ..   1,660,471      1,734,300
       7,000  UIL Holdings Corp. ...     245,744        354,550
                                    ------------   ------------
                                       9,177,393     13,145,830
                                    ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 8.3%
      42,000  Allegheny
                Energy Inc.+ .......     395,405        867,720
     180,000  Aquila Inc.+ .........     483,805        689,400
      44,000  BP plc, ADR ..........   1,030,211      2,745,600
      84,000  Burlington
                Resources Inc. .....   1,618,222      4,205,880
      44,000  CH Energy Group Inc. .   1,809,289      2,010,800
      70,000  Constellation
                Energy Group .......   1,664,815      3,619,000
       1,000  Dominion
                Resources Inc. .....      48,852         74,430
     100,000  Duke Energy Corp. ....   1,795,444      2,801,000
     150,000  Duquesne Light
                Holdings Inc. ......   2,318,392      2,688,000
     150,000  El Paso Corp. ........   1,419,618      1,587,000
     150,000  Energy East Corp. ....   3,071,332      3,933,000
      29,000  Eni SpA ..............     304,221        752,978
      40,000  NSTAR ................   1,282,183      2,172,000
      10,000  OGE Energy Corp. .....     249,538        269,500
      80,000  Progress Energy Inc. .   3,424,284      3,356,000
      15,000  Progress Energy
                Inc., CVO+ .........       7,800          1,950
       6,000  Public Service Enterprise
                Group Inc. .........     235,600        326,340
      12,000  Scottish Power
                plc, ADR ...........     314,381        374,400
      50,000  TECO Energy Inc. .....     645,886        784,000
      26,500  TXU Corp. ............     537,364      2,110,195
      95,000  Westar Energy Inc. ...   1,388,045      2,055,800
                                    ------------   ------------
                                      24,044,687     37,424,993
                                    ------------   ------------
              ENERGY AND UTILITIES: NATURAL GAS -- 1.9%
      25,000  AGL Resources Inc. ...     488,941        873,250
      26,000  Atmos Energy Corp. ...     599,725        702,000
      25,000  National Fuel
                Gas Co. ............     519,678        714,750
      45,000  ONEOK Inc. ...........     796,167      1,386,900
       5,000  Peoples Energy Corp. .     185,826        209,600
      24,000  Piedmont Natural
                Gas Co. Inc. .......     394,017        552,960
      40,000  SEMCO Energy Inc. ....     282,604        230,000
      63,000  Southern Union Co.+ ..     845,950      1,581,930
     100,000  Southwest Gas Corp. ..   1,777,547      2,416,000
                                    ------------   ------------
                                       5,890,455      8,667,390
                                    ------------   ------------

                                                      MARKET
      SHARES                           COST           VALUE
      ------                           ----           ------
              ENERGY AND UTILITIES: OIL -- 7.9%
       5,000  Anadarko Petroleum
                Corp. ..............$    340,506   $    380,500
      82,000  ChevronTexaco Corp. ..   1,927,546      4,781,420
      58,000  ConocoPhillips .......   3,187,718      6,254,720
      11,000  Cooper Cameron
                Corp.+ .............     630,760        629,310
      30,000  Devon Energy Corp. ...     692,247      1,432,500
     141,000  Exxon Mobil Corp. ....   4,214,795      8,403,600
      19,000  Kerr-McGee Corp. .....     839,167      1,488,270
       4,000  Murphy Oil Corp. .....     363,913        394,920
       4,000  Occidental Petroleum
                Corp. ..............     286,930        284,680
       6,000  PetroChina Co.
                Ltd., ADR ..........     378,267        379,320
      30,000  Repsol YPF SA, ADR ...     631,290        796,500
     114,000  Royal Dutch
                Petroleum Co. ......   5,156,828      6,844,560
      25,000  Statoil ASA, ADR .....     327,939        428,500
       8,759  Total SA, ADR ........     299,550      1,026,818
      32,500  Unocal Corp. .........   1,853,776      2,004,925
                                    ------------   ------------
                                      21,131,232     35,530,543
                                    ------------   ------------
              ENERGY AND UTILITIES: SERVICES -- 0.3%
      14,000  Halliburton Co. ......     158,327        605,500
      12,000  Schlumberger Ltd. ....     547,706        845,760
                                    ------------   ------------
                                         706,033      1,451,260
                                    ------------   ------------
              ENERGY AND UTILITIES: WATER -- 0.1%
      18,750  Aqua America Inc. ....     230,874        456,750
                                    ------------   ------------
              ENTERTAINMENT -- 1.6%
     140,000  The Walt Disney Co. ..   2,635,231      4,022,200
     120,000  Time Warner Inc.+ ....   1,822,600      2,106,000
      25,000  Viacom Inc., Cl. A ...     836,760        876,000
      12,500  Vivendi Universal
                SA, ADR+ ...........     397,443        382,500
                                    ------------   ------------
                                       5,692,034      7,386,700
                                    ------------   ------------
              ENVIRONMENTAL SERVICES -- 0.4%
      60,000  Waste Management Inc.    1,436,232      1,731,000
                                    ------------   ------------
              EQUIPMENT AND SUPPLIES -- 2.1%
      68,800  Flowserve Corp.+ .....   1,734,142      1,779,856
      11,000  Imagistics International
                Inc.+ ..............     212,935        384,230
       3,000  Ingersoll-Rand Co. Ltd.,
                Cl. A ..............     125,173        238,950
      10,000  Masonite International
                Corp.+ .............     329,973        348,000
       1,500  Minerals Technologies
                Inc. ...............      37,938         98,670
      30,000  Mueller Industries
                Inc. ...............   1,320,222        844,500
       2,000  Parker Hannifin Corp.       77,350        121,840
      14,000  Smith (A.O.) Corp. ...     298,250        404,180
   1,000,000  Tomkins plc ..........   4,854,126      4,993,667
                                    ------------   ------------
                                       8,990,109      9,213,893
                                    ------------   ------------
              FINANCIAL SERVICES -- 12.2%
       7,140  Alleghany Corp.+ .....   1,260,332      1,977,780
       2,000  Allstate Corp. .......      66,600        108,120
     137,000  American Express Co. .   6,003,071      7,037,690
      42,000  American International
                Group Inc. .........   2,692,824      2,327,220

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                           COST           VALUE
      ------                           ----           ------
              COMMON STOCKS (CONTINUED)
              FINANCIAL SERVICES (CONTINUED)
      39,000  Argonaut Group Inc.+ .$    789,154   $    827,580
       5,000  Banco Popular
                Espanol SA .........     185,939        323,425
      18,000  Banco Santander Central
                Hispano SA, ADR ....      64,963        218,880
       2,000  Banco Santander
                Chile SA, ADR ......      29,250         66,260
     100,000  Bank of America
                Corp. ..............   1,890,574      4,410,000
      44,000  Bank of New York
                Co. Inc. ...........   1,423,658      1,278,200
      30,000  Bankgesellschaft
                Berlin AG+ .........     201,349        103,833
       8,000  Banque Nationale
                de Paris SA ........     296,835        566,740
       2,000  Bear Stearns
                Companies Inc. .....     129,100        199,800
     114,000  Citigroup Inc. .......   5,104,081      5,123,160
      40,000  Commerzbank AG, ADR+ .     855,073        869,724
      35,000  Deutsche Bank
                AG, ADR ............   1,966,016      3,017,000
       2,000  Dun and Bradstreet
                Corp.+ .............      20,476        122,900
       3,000  Fannie Mae ...........     173,213        163,350
      16,000  Fidelity
                Southern Corp. .....     153,870        268,800
       1,000  Goldman Sachs
                Group Inc. .........     111,410        109,990
      25,000  H&R Block Inc. .......   1,168,929      1,264,500
      25,000  Huntington
                Bancshares Inc. ....     407,250        597,500
      77,080  JPMorgan Chase & Co. .   2,311,310      2,666,968
      20,000  KeyCorp ..............     599,947        649,000
      16,500  Leucadia National
                Corp. ..............     361,227        566,775
       2,000  Manulife Financial
                Corp. ..............      49,388         95,840
      55,000  Mellon Financial
                Corp. ..............   1,528,208      1,569,700
      10,000  Merrill Lynch &
                Co. Inc. ...........     362,400        566,000
       4,000  Moody's Corp. ........      64,841        323,440
       3,000  Municipal Mortgage &
                Equity, LLC ........      60,488         73,020
       6,000  Northern Trust Corp. .      60,300        260,640
      50,000  Phoenix
                Companies Inc. .....     650,511        639,000
      47,000  PNC Financial Services
                Group Inc. .........   1,985,813      2,419,560
      40,000  Popular Inc. .........   1,042,464        972,800
       6,000  Schwab (Charles)
                Corp. ..............      93,000         63,060
      40,000  St. Paul Travelers
                Companies Inc. .....   1,573,259      1,469,200
     108,000  Sterling Bancorp .....   1,456,020      2,621,160
      12,000  SunTrust Banks Inc. ..     251,737        864,840
      15,000  T. Rowe Price
                Group Inc. .........     617,260        890,700
      50,000  Unitrin Inc. .........   1,507,811      2,270,000
      15,000  Wachovia Corp. .......     441,375        763,650
      60,000  Waddell & Reed
                Financial Inc.,
                Cl. A ..............   1,151,502      1,184,400
      75,000  Wilmington Trust
                Corp. ..............   2,342,833      2,632,500
                                    ------------   ------------
                                      43,505,661     54,544,705
                                    ------------   ------------

                                                      MARKET
      SHARES                           COST           VALUE
      ------                           ----           ------
              FOOD AND BEVERAGE -- 7.1%
      80,800  Allied Domecq
                plc, ADR ...........$  2,305,754   $  3,286,136
       5,800  Brown-Forman Corp.,
                Cl. A ..............     320,925        319,290
      44,000  Cadbury Schweppes
                plc, ADR ...........   1,139,439      1,790,800
      35,000  Campbell Soup Co. ....     794,372      1,015,700
      40,000  Coca-Cola Amatil
                Ltd., ADR ..........     246,845        530,964
      62,000  Coca-Cola Co. ........   2,748,595      2,583,540
       2,000  Coca-Cola Femsa SA
                de CV, ADR .........      52,945         48,340
      20,000  Corn Products
                International Inc. .     260,071        519,800
      50,000  Del Monte Foods Co.+ .     439,041        542,500
      55,000  Diageo plc, ADR ......   2,273,096      3,129,500
      60,000  Dreyer's Grand Ice Cream
                Holdings Inc.,
                Cl. A ..............   4,784,499      4,846,200
      22,000  Fomento Economico
                Mexicano SA
                de CV, ADR .........     888,268      1,178,100
      90,000  General Mills Inc. ...   4,418,321      4,423,500
     100,000  Heinz (H.J.) Co. .....   3,520,318      3,684,000
       4,000  Hershey Foods Corp. ..     120,014        241,840
      13,000  Kellogg Co. ..........     368,299        562,510
      10,000  Nestle SA ............   2,083,075      2,736,090
      12,889  Tootsie Roll
                Industries Inc. ....     339,630        386,682
                                    ------------   ------------
                                      27,103,507     31,825,492
                                    ------------   ------------
              HEALTH CARE -- 7.1%
       8,000  Abbott Laboratories ..     298,164        372,960
      14,900  Accredo Health Inc.+ .     645,766        661,709
      50,000  Baxter
                International Inc. .   1,430,911      1,699,000
      16,000  Becton, Dickinson
                & Co. ..............     491,573        934,720
         300  Bio-Rad Laboratories Inc.,
                Cl. B+ .............      11,100         14,737
     100,000  Bristol-Myers
                Squibb Co. .........   2,590,401      2,546,000
      97,000  Eli Lilly & Co. ......   5,659,927      5,053,700
      11,276  GlaxoSmithKline
                plc, ADR ...........     515,984        517,794
      10,000  Guidant Corp. ........     712,074        739,000
      25,000  Henry Schein Inc.+ ...     631,852        896,000
       1,000  Hospira Inc.+ ........      23,468         32,270
      20,000  Johnson & Johnson ....   1,034,361      1,343,200
      15,030  Medco Health
                Solutions Inc.+ ....     432,351        745,037
     100,000  Merck & Co. Inc. .....   4,180,182      3,237,000
       1,000  Nobel Biocare
                Holding AG .........     139,480        210,485
       5,000  Orthofix
                International NV+ ..     162,394        195,750
     345,000  Pfizer Inc. ..........  10,536,582      9,063,150
     150,000  Schering-Plough
                Corp. ..............   2,779,186      2,722,500
      50,000  Tenet Healthcare
                Corp.+ .............     554,153        576,500
       3,000  William Demant
                Holding A/S+ .......     154,831        149,809
       2,000  Zimmer Holdings Inc.+      103,551        155,620
                                    ------------   ------------
                                      33,088,291     31,866,941
                                    ------------   ------------
              HOTELS AND GAMING -- 3.7%
   1,200,000  Hilton Group plc .....   6,132,338      6,825,781
      50,000  Hilton Hotels Corp. ..     867,453      1,117,500

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                           COST           VALUE
      ------                           ----           ------
              COMMON STOCKS (CONTINUED)
              HOTELS AND GAMING  (CONTINUED)
     100,000  Mandalay Resort
                Group ..............$  6,985,454   $  7,049,000
      30,000  Starwood Hotels & Resorts
                Worldwide Inc. .....     755,965      1,800,900
                                    ------------   ------------
                                      14,741,210     16,793,181
                                    ------------   ------------
              MACHINERY -- 0.5%
       3,000  Caterpillar Inc. .....      35,181        274,320
      28,000  Deere & Co. ..........     567,189      1,879,640
                                    ------------   ------------
                                         602,370      2,153,960
                                    ------------   ------------
              MANUFACTURED HOUSING -- 0.3%
     140,000  Champion
                Enterprises Inc.+ ..   1,413,577      1,316,000
                                    ------------   ------------
              METALS AND MINING -- 1.3%
      17,500  Fording Canadian Coal
                Trust (Toronto) ....     349,181      1,603,889
      55,875  Freeport-McMoRan Copper
                & Gold Inc., Cl. B .   1,202,110      2,213,209
      42,500  Newmont Mining Corp. .   1,412,938      1,795,625
                                    ------------   ------------
                                       2,964,229      5,612,723
                                    ------------   ------------
              PUBLISHING -- 2.8%
      25,000  Dow Jones & Co. Inc. .   1,104,769        934,250
      11,000  Knight-Ridder Inc. ...     725,310        739,750
       4,000  McClatchy Co., Cl. A .     263,095        296,640
      10,000  McGraw-Hill
                Companies Inc. .....     502,221        872,500
      50,800  News Corp., Cl. A ....     591,896        859,536
       6,016  News Corp., Cl. B ....      70,881        105,942
      50,000  Pulitzer Inc. ........   3,189,640      3,186,500
     100,000  Reader's Digest
                Association Inc. ...   1,360,932      1,731,000
       3,000  Scripps (E.W.) Co.,
                Cl. A ..............     142,245        146,250
         406  Seat Pagine Gialle
                SpA ................       1,350            169
      60,000  Tribune Co. ..........   2,717,613      2,392,200
       1,200  Washington Post Co.,
                Cl. B ..............     700,030      1,072,800
                                    ------------   ------------
                                      11,369,982     12,337,537
                                    ------------   ------------
              REAL ESTATE -- 0.0%
       5,000  Griffin Land &
                Nurseries Inc.+ ....      71,716        130,000
                                    ------------   ------------
              RETAIL -- 1.6%
     170,000  Albertson's Inc. .....   3,875,352      3,510,500
       2,000  Ingles Markets Inc.,
                Cl. A ..............      25,480         26,640
       2,800  Neiman Marcus
                Group Inc.,
                Cl. B ..............     174,855        252,700
     140,000  Safeway Inc.+ ........   2,907,271      2,594,200
         590  Sears Holdings
                Corp.+ .............      51,241         78,570
       6,000  The Home Depot Inc. ..     127,998        229,440
      10,000  Weis Markets Inc. ....     300,480        368,700
                                    ------------   ------------
                                       7,462,677      7,060,750
                                    ------------   ------------

                                                      MARKET
      SHARES                           COST           VALUE
      ------                           ----           ------
              SPECIALTY CHEMICALS -- 3.5%
      20,000  Albemarle Corp. ......$    434,626   $    727,200
      10,000  Dow Chemical Co. .....     360,656        498,500
     138,000  E.I. du Pont de Nemours
                and Co. ............   6,614,436      7,071,120
      60,100  Ferro Corp. ..........   1,226,288      1,131,082
      15,000  Great Lakes
                Chemical Corp. .....     351,191        481,800
      67,000  Monsanto Co. .........   1,125,554      4,321,500
       6,000  NewMarket Corp.+ .....      23,156        111,600
      22,700  Omnova Solutions
                Inc.+ ..............     171,320        121,899
       4,000  Quaker Chemical Corp.       79,615         82,160
      50,000  Sensient
                Technologies Corp. .   1,039,860      1,078,000
                                    ------------   ------------
                                      11,426,702     15,624,861
                                    ------------   ------------
              TELECOMMUNICATIONS -- 4.9%
       8,000  ALLTEL Corp. .........     414,045        438,800
     100,000  AT&T Corp. ...........   2,178,783      1,875,000
      63,900  BCE Inc. .............   1,358,957      1,596,861
      35,000  BellSouth Corp. ......     934,347        920,150
     300,000  BT Group plc .........   1,251,761      1,165,032
      30,000  BT Group plc, ADR ....   1,006,938      1,168,200
      50,000  Cable & Wireless
                plc, ADR ...........     292,432        364,000
     250,000  Cincinnati Bell Inc.+    1,473,055      1,062,500
      70,000  Citizens
                Communications Co. .     974,745        905,800
      50,000  Deutsche Telekom
                AG, ADR+ ...........     875,541        998,000
      12,000  France Telecom SA,
                ADR ................     347,118        358,440
     500,000  O2 plc+ ..............     536,816      1,126,764
     420,000  Qwest Communications
                International Inc.+    1,745,277      1,554,000
      75,000  SBC Communications
                Inc. ...............   2,281,410      1,776,750
      80,000  Sprint Corp. .........   1,306,786      1,820,000
       3,300  Telecom Italia
                SpA, ADR ...........      31,072        124,542
       7,880  Telefonica SA, ADR ...      80,701        409,524
      18,000  TELUS Corp. ..........     293,047        578,672
     100,000  Verizon
                Communications Inc.    3,769,983      3,550,000
                                    ------------   ------------
                                      21,152,814     21,793,035
                                    ------------   ------------
              TRANSPORTATION -- 0.3%
      35,000  GATX Corp. ...........     880,178      1,161,650
                                    ------------   ------------
              TOTAL COMMON STOCKS .. 313,551,961    402,424,319
                                    ------------   ------------
              PREFERRED STOCKS -- 2.0%
              AUTOMOTIVE -- 0.0%
       1,000  Ford Motor Co. Capital
                Trust II,
                6.500% Cv. Pfd. ....      45,215         45,340
                                    ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.5%
       7,000  Coltec Capital Trust,
                5.250% Cv. Pfd. ....     281,500        348,250
      20,000  Sequa Corp.,
                $5.00 Cv. Pfd. .....   1,658,167      1,870,000
                                    ------------   ------------
                                       1,939,667      2,218,250
                                    ------------   ------------

                See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                      MARKET
      SHARES                           COST           VALUE
      ------                           ----           ------
              PREFERRED STOCKS (CONTINUED)
              BROADCASTING -- 0.9%
       2,000  Granite Broadcasting Corp.,
                12.750% Pfd.+ ......$  1,185,500   $    870,000
         100  Gray Television Inc.,
                8.000%
                Cv. Pfd.,
                Ser. C (b)(c)(d) ...   1,000,000      1,010,000
      50,500  Sinclair Broadcast
                Group Inc.,
                6.000% Cv. Pfd.,
                Ser. D .............   2,362,125      2,114,688
                                    ------------   ------------
                                       4,547,625      3,994,688
                                    ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 0.3%
       1,100  Lucent Technologies
                Capital Trust I,
                7.750% Cv. Pfd. ....     759,000      1,111,000
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
      26,200  WHX Corp.,
                $3.75 Cv. Pfd.,
                Ser. B+ ............     177,129         72,050
                                    ------------   ------------
              ENTERTAINMENT -- 0.0%
       3,000  Metromedia International
                Group Inc.,
                7.250% Cv. Pfd.+ ...       5,310        108,000
                                    ------------   ------------
              TELECOMMUNICATIONS -- 0.3%
      33,000  Cincinnati Bell Inc.,
                6.750% Cv. Pfd.,
                Ser. B .............     918,893      1,405,800
                                    ------------   ------------
              TOTAL PREFERRED
                STOCKS .............   8,392,839      8,955,128
                                    ------------   ------------
              WARRANTS -- 0.2%
              BUSINESS SERVICES -- 0.2%
     250,000  GP Strategies Corp.,
                expires
                08/14/08+ (c)(d) ...     637,065        653,341
                                    ------------   ------------
              DIVERSIFIED INDUSTRIAL -- 0.0%
     379,703  National Patent
                Development Corp.,
                expires
                08/14/08+ (c)(d) ...           0        167,188
                                    ------------   ------------
              TOTAL WARRANTS .......     637,065        820,529
                                    ------------   ------------
 PRINCIPAL
  AMOUNT
  ------
              CORPORATE BONDS -- 2.8%
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 0.7%
$ 2,500,000   Pep Boys - Manny,
                Moe & Jack, Cv.,
                4.250%, 06/01/07 ...   2,489,522      2,543,750
    800,000   Standard Motor
                Products Inc.,
                Sub. Deb. Cv.,
                6.750%, 07/15/09 ...     669,261        744,000
                                    ------------   ------------
                                       3,158,783      3,287,750
                                    ------------   ------------
              AVIATION: PARTS AND SERVICES -- 0.3%
  1,400,000   GenCorp Inc.,
                Sub. Deb. Cv.,
                5.750%, 04/15/07 ...   1,349,330      1,562,750
                                    ------------   ------------
              BUSINESS SERVICES -- 0.3%
    100,000   BBN Corp., Sub. Deb. Cv.,
                6.000%,
                04/01/12+ (a)(c) ...      97,500              0
  2,000,000   GP Strategies Corp.,
                Sub. Deb.,
                6.000%,
                08/14/08 (c)(d) ....   1,508,123      1,336,122
                                    ------------   ------------
                                       1,605,623      1,336,122
                                    ------------   ------------
              COMMUNICATIONS EQUIPMENT -- 1.0%
  2,500,000   Agere Systems Inc.,
                Sub. Deb. Cv.,
                6.500%, 12/15/09 ...   2,408,666      2,571,875
  2,000,000   Nortel Networks Corp., Cv.,
                4.250%, 09/01/08 ...   1,956,323      1,860,000
                                    ------------   ------------
                                       4,364,989      4,431,875
                                    ------------   ------------

 PRINCIPAL                                            MARKET
  AMOUNT                               COST           VALUE
 ---------                             ----           ------
              ELECTRONICS -- 0.3%
$ 1,100,000   Oak Industries Inc.,
                Sub. Deb. Cv.,
                4.875%, 03/01/08 ...$    859,972   $  1,144,000
                                    ------------   ------------
              ENERGY AND UTILITIES: INTEGRATED -- 0.2%
  1,200,000   Mirant Corp., Deb. Cv.,
                2.500%,
                06/15/21+ (a) ......     886,921        948,000
                                    ------------   ------------
              HEALTH CARE -- 0.0%
    200,000   Twin Laboratories Inc.,
                Sub. Deb.,
                10.250%,
                05/15/06+ (a) ......      98,105         43,000
                                    ------------   ------------
              TOTAL
                CORPORATE BONDS ....  12,323,723     12,753,497
                                    ------------   ------------
              U.S. GOVERNMENT OBLIGATIONS -- 4.9%
 21,946,000   U.S. Treasury Bills,
                2.352% to 2.823%++,
                04/07/05 to
                07/07/05 ...........  21,876,741     21,876,723
                                    ------------   ------------
              TOTAL
                INVESTMENTS --
                99.6% ..............$356,782,329    446,830,196
                                    ============
              OTHER ASSETS AND LIABILITIES
                (NET) -- 0.4% .....................   1,615,688
                                                   ------------
              NET ASSETS -- 100.0% ................$448,445,884
                                                   ============
----------------
              For Federal tax purposes:
              Aggregate cost ......................$356,782,329
                                                   ============
              Gross unrealized appreciation .......$ 99,444,276
              Gross unrealized depreciation .......  (9,396,409)
                                                   ------------
              Net unrealized appreciation
                (depreciation) ....................$ 90,047,867
                                                   ============
----------------
 (a)  Security in default.
 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2005, the Rule 144A securities are considered liquid and the market value amounted to $1,010,000 or 0.23% of total net assets.
 (c) Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing valuation of comparable securities and other factors on a regular basis. At March 31, 2005, the market value of fair valued securities amounted to $3,166,651 or 0.71% of total net assets.
 (d) At March 31, 2005, the Fund held investments in restricted and illiquid securities that were valued under methods approved by the Board, as follows:
ACQUISITION                                                       03/31/05
  SHARES/                                                         CARRYING
 PRINCIPAL                       ACQUISITION    ACQUISITION         VALUE
  AMOUNT    ISSUER                  DATE           COST           PER UNIT
 -------    ------                  ----           ----           --------
$2,000,000  GP Strategies Corp.,
              Sub. Deb.,
              6.000%, 08/14/08 ... 08/08/03     $1,362,935     $    66.8061
   250,000  GP Strategies Corp.
              warrants
              expire 08/14/08 .... 08/08/03     $  637,065     $     2.6134
       100  Gray Television Inc.,
              8.000%
              Cv. Pfd., Ser. C ... 04/22/02     $1,000,000     $10,100.0000
   379,703  National Patent
              Development Corp.
              warrants expire
              08/14/08 ........... 11/24/04     $     0.00     $     0.4403
 +    Non-income producing security.
 ++   Represents annualized yield at date of purchase.
ADR - American Depository Receipt.
CVO - Contingent Value Obligation.


                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $356,782,329) .......$446,830,196
  Cash ............................................       1,293
  Receivable for Fund shares sold .................   1,893,169
  Dividends and interest receivable ...............   1,058,678
  Other assets ....................................      10,623
                                                   ------------
  TOTAL ASSETS .................................... 449,793,959
                                                   ------------
LIABILITIES:
  Payable for investments purchased ...............     479,558
  Payable for investment advisory fees ............     374,182
  Payable for Fund shares redeemed ................     196,617
  Payable for shareholder services fees ...........     105,560
  Payable for distribution fees ...................      94,049
  Payable for shareholder communication fees ......      51,649
  Other accrued expenses ..........................      46,460
                                                   ------------
  TOTAL LIABILITIES ...............................   1,348,075
                                                   ------------
  NET ASSETS applicable to 25,207,121
    shares outstanding ............................$448,445,884
                                                   ============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ..............$     25,207
  Additional paid-in capital ...................... 357,922,413
  Distributions in excess of net
    investment income .............................    (742,730)
  Accumulated net realized gain on investments
    and foreign currency transactions .............   1,193,248
  Net unrealized appreciation on investments
    and foreign currency translations .............  90,047,746
                                                   ------------
  NET ASSETS ......................................$448,445,884
                                                   ============
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price per
    share ($446,866,124 / 25,117,725 shares
    outstanding; 150,000,000  shares authorized
    of $0.001 par value) ..........................      $17.79
                                                         ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($607,152 / 34,207 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ........      $17.75
                                                         ======
  Maximum sales charge ............................       5.75%
                                                         ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75% of
    the offering price) ...........................      $18.83
                                                         ======
  CLASS B:
  Net Asset Value and offering price per share
    ($2,555 / 144.95 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ........      $17.63(a)
                                                         ======
  CLASS C:
  Net Asset Value and offering price per share
    ($970,053 / 55,044 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ........      $17.62(a)
                                                         ======

-------------
(a) Redemption price varies based on length of time held.

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends (net of foreign taxes of $62,997) ................       $ 5,310,003
  Interest ...................................................           647,544
                                                                     -----------
  TOTAL INVESTMENT INCOME ....................................         5,957,547
                                                                     -----------
EXPENSES:
  Investment advisory fees ...................................         1,969,362
  Distribution fees -- Class AAA .............................           491,577
  Distribution fees -- Class A ...............................               350
  Distribution fees -- Class B ...............................                 6
  Distribution fees -- Class C ...............................             1,646
  Shareholder services fees ..................................           175,355
  Shareholder communications expenses ........................            73,948
  Custodian fees .............................................            45,146
  Legal and audit fees .......................................            24,850
  Registration fees ..........................................            12,645
  Directors' fees ............................................            11,338
  Miscellaneous expenses .....................................            32,872
                                                                     -----------
  TOTAL EXPENSES .............................................         2,839,095
                                                                     -----------
  NET INVESTMENT INCOME ......................................         3,118,452
                                                                     -----------
NET REALIZED AND UNREALIZED GAIN ON
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on investments ...........................         3,491,127
  Net realized gain on foreign
    currency transactions ....................................            41,822
  Net change in unrealized appreciation/
    depreciation on investments and foreign
    currency translations ....................................        26,465,432
                                                                     -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS AND FOREIGN CURRENCY .........................        29,998,381
                                                                     -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ..........................................       $33,116,833
                                                                     ===========

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                     SIX MONTHS ENDED
                                                                      MARCH 31, 2005     YEAR ENDED
                                                                        (UNAUDITED)   SEPTEMBER 30, 2004
                                                                     ---------------  ------------------
OPERATIONS:
  Net investment income ............................................   $   3,118,452    $   4,536,567
  Net realized gain on investments and foreign currency transactions       3,532,949        8,029,283
  Net change in unrealized appreciation/depreciation on investments
    and foreign currency translations ..............................      26,465,432       33,027,899
                                                                       -------------    -------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .............      33,116,833       45,593,749
                                                                       -------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
    Class AAA ......................................................      (3,837,162)      (5,229,584)
    Class A ........................................................          (3,393)            (389)
    Class B ........................................................             (12)             (13)
    Class C ........................................................          (3,983)            (259)
                                                                       -------------    -------------
                                                                          (3,844,550)      (5,230,245)
                                                                       -------------    -------------
  Net realized gains
    Class AAA ......................................................      (6,792,707)      (1,806,422)
    Class A ........................................................          (4,991)            (135)
    Class B ........................................................             (19)              (4)
    Class C ........................................................          (4,541)             (89)
                                                                       -------------    -------------
                                                                          (6,802,258)      (1,806,650)
                                                                       -------------    -------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ..............................     (10,646,808)      (7,036,895)
                                                                       -------------    -------------
CAPITAL SHARE TRANSACTIONS:
    Class AAA ......................................................      69,066,829       54,989,849
    Class A ........................................................         476,770          123,156
    Class B ........................................................           1,454            1,017
    Class C ........................................................         891,659           77,434
                                                                       -------------    -------------
  NET INCREASE IN NET ASSETS FROM CAPITAL SHARE TRANSACTIONS .......      70,436,712       55,191,456
                                                                       -------------    -------------
  REDEMPTION FEES ..................................................          13,680               --
                                                                       -------------    -------------
  NET INCREASE IN NET ASSETS .......................................      92,920,417       93,748,310
NET ASSETS:
  Beginning of period ..............................................     355,525,467      261,777,157
                                                                       -------------    -------------
  End of period ....................................................   $ 448,445,884    $ 355,525,467
                                                                       =============    =============

                 See accompanying notes to financial statements.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------


1. ORGANIZATION. The Gabelli Equity Income Fund (the "Fund") is a series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is to seek a high level of total return with an emphasis on income. The Fund commenced investment operations on January 2, 1992.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed. At March 31, 2005, there were no open futures contracts.

There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

FORWARD FOREIGN EXCHANGE CONTRACTS. The Fund may engage in forward foreign exchange contracts for hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund's portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. At March 31, 2005, there were no open forward foreign exchange contracts.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  translations.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

FOREIGN SECURITIES. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the ability to repatriate funds, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


For the fiscal year ended September 30, 2004 reclassifications were made to increase accumulated net investment income by $4,565 and decrease accumulated net realized gain on investments by $4,565.

For the fiscal years ended September 30, 2004 and 2003, the tax character of distributions is all ordinary income.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

At September 30, 2004, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

As of September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:

                  Undistributed ordinary income
                    (inclusive of short-term capital gains) ..... $ 1,374,937
                  Undistributed long-term capital gains .........   4,171,499
                  Net unrealized appreciation ...................  62,503,738
                  Other temporary differences ...................     (21,935)
                                                                  -----------
                    Total accumulated earnings .................. $68,028,239
                                                                  ===========

During the fiscal year ended September 30, 2004, the Fund utilized capital loss carryforwards of $478,901.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are affiliates of the Adviser.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


5. PORTFOLIO SECURITIES. Purchases and proceeds from the sales of securities for the six months ended March 31, 2005, other than short term securities, aggregated $100,938,270 and $26,142,491, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2005, the Fund paid brokerage commissions of $106,671 to Gabelli & Company. During the six months ended March 31, 2005, Gabelli & Company informed the Fund that it received $3,203 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended March 31, 2005, the Fund reimbursed the Adviser $19,950 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this arrangement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended March 31, 2005, there were no borrowings from the line of credit.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares -- Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge (CDSC) upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. For Class AAA, Class A, Class B, and Class C Shares, the 2.00% redemption fee applies to shares purchased on or after November 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2005 amounted to $13,680.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at the participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

THE GABELLI EQUITY INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------


Transactions in shares of capital stock were as follows:

                                                               SIX MONTHS ENDED
                                                                MARCH 31, 2005                    YEAR ENDED
                                                                  (UNAUDITED)                 SEPTEMBER 30, 2004
                                                          --------------------------       -------------------------
                                                            SHARES         AMOUNT            SHARES       AMOUNT
                                                          ----------   -------------       ----------  -------------
                                                                   CLASS AAA                        CLASS AAA
                                                          --------------------------       -------------------------
Shares sold ............................................   5,711,600   $ 101,321,102        7,919,728  $ 130,184,333
Shares issued upon reinvestment of dividends ...........     552,509       9,802,211          393,424      6,453,128
Shares redeemed ........................................  (2,390,092)    (42,056,484)      (4,998,860)   (81,647,612)
                                                          ----------   -------------       ----------  -------------
Net increase ...........................................   3,874,017   $  69,066,829        3,314,292  $  54,989,849
                                                          ==========   =============       ==========  =============
                                                                    CLASS A                          CLASS A
                                                          --------------------------       -------------------------
Shares sold ............................................      31,630   $     560,853            7,383  $     122,882
Shares issued upon reinvestment of dividends ...........         450           7,973               17            274
Shares redeemed ........................................      (5,273)        (92,056)              --             --
                                                          ----------   -------------       ----------  -------------
Net increase ...........................................      26,807   $     476,770            7,400  $     123,156
                                                          ==========   =============       ==========  =============
                                                                    CLASS B                          CLASS B
                                                          --------------------------       -------------------------
Shares sold ............................................          81   $       1,423               61  $       1,000
Shares issued upon reinvestment of dividends ...........           2              31                1             17
Shares redeemed ........................................          --              --               --             --
                                                          ----------   -------------       ----------  -------------
Net increase ...........................................          83   $       1,454               62  $       1,017
                                                          ==========   =============       ==========  =============
                                                                    CLASS C                          CLASS C
                                                          --------------------------       -------------------------
Shares sold ............................................      50,066   $     887,702            4,732  $      77,086
Shares issued upon reinvestment of dividends ...........         404           7,104               21            348
Shares redeemed ........................................        (179)         (3,147)              --             --
                                                          ----------   -------------       ----------  -------------
Net increase ...........................................      50,291   $     891,659            4,753  $      77,434
                                                          ==========   =============       ==========  =============

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and the SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI EQUITY INCOME FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                  INCOME
                          FROM INVESTMENT OPERATIONS                             DISTRIBUTIONS
              ----------------------------------------------------   --------------------------------------
                                            Net
               Net Asset      Net       Realized and       Total                    Net
  Period        Value,    Investment     Unrealized        from          Net      Realized
   Ended      Beginning     Income/    Gain/(Loss) on   Investment   Investment    Gain on        Total
September 30  of Period    (Loss)(f)    Investments     Operations     Income    Investments  Distributions
------------  ---------   ----------   --------------   ----------   ----------  -----------  -------------
CLASS AAA
  2005(e)      $16.73       $0.14         $ 1.40          $ 1.54      $(0.17)      $(0.31)       $(0.48)
  2004          14.60        0.23           2.26            2.49       (0.27)       (0.09)        (0.36)
  2003          11.93        0.28           2.64            2.92       (0.25)          --         (0.25)
  2002          13.88        0.23          (1.79)          (1.56)      (0.23)       (0.16)        (0.39)
  2001          16.35        0.25          (0.28)          (0.03)      (0.36)       (2.08)        (2.44)
  2000          17.58        0.46           0.81            1.27       (0.36)       (2.14)        (2.50)

CLASS A
  2005(e)      $16.72       $0.13         $ 1.41          $ 1.54      $(0.20)      $(0.31)       $(0.51)
  2004(a)       16.40        0.16           0.43            0.59       (0.20)       (0.07)        (0.27)

CLASS B
  2005(e)      $16.62       $0.08         $ 1.39          $ 1.47      $(0.15)      $(0.31)       $(0.46)
  2004(a)       16.40        0.07           0.42            0.49       (0.20)       (0.07)        (0.27)

CLASS C
  2005(e)      $16.64       $0.06         $ 1.41          $ 1.47      $(0.18)      $(0.31)       $(0.49)
  2004(a)       16.40        0.08           0.43            0.51       (0.20)       (0.07)        (0.27)

                                                  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                                                 ------------------------------------------------

                           Net Asset             Net Assets
  Period                     Value,                End of          Net                  Portfolio
   Ended       Redemption    End of     Total      Period      Investment   Operating   Turnover
September 30     Fees(f)     Period    Return+   (in 000's)  Income/(Loss)   Expenses     Rate
------------   ----------  ---------   -------   ----------  -------------  ---------   ---------
CLASS AAA
  2005(e)       $0.00(d)     $17.79     9.24%     $446,866       1.58%(b)    1.44%(b)       7%
  2004             --         16.73    17.13       355,321       1.42        1.49          12
  2003             --         14.60    24.59       261,777       2.09        1.49          27
  2002             --         11.93   (11.58)      162,938       1.75        1.50          12
  2001             --         13.88    (0.43)      121,499       1.65        1.55          41
  2000             --         16.35     8.41        89,164       2.85        1.66(c)       33

CLASS A
  2005(e)       $0.00(d)     $17.75     9.25%     $    607       1.44%(b)    1.45%(b)       7%
  2004(a)          --         16.72     3.62           124       1.33(b)     1.49(b)       12

CLASS B
  2005(e)       $0.00(d)     $17.63     8.88%     $      3       0.87%(b)    2.06%(b)       7%
  2004(a)          --         16.62     3.00             1       0.56(b)     2.24(b)       12

CLASS C
  2005(e)       $0.00(d)     $17.62     8.85%     $    970       0.63%(b)    2.21%(b)       7%
  2004(a)          --         16.64     3.13            79       0.62(b)     2.24(b)       12

--------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From the commencement of offering Class A, Class B and Class C Shares on December 31, 2003.
(b) Annualized.
(c) The Fund incurred interest expense during the year ended September 30, 2000. If interest expense had not been incurred, the ratio of operating expenses to average net assets would have been 1.61%.
(d) Amount represents less than $0.005 per share.
(e) For the period ending March 31, 2005, unaudited.
(f) Per share amounts have been calculated using the average shares outstanding method.

                 See accompanying notes to financial statements.

                         THE GABELLI EQUITY INCOME FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2005, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent directors considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent directors reviewed the short, medium and long-term performance of the Fund against a peer group of equity income funds. The directors noted that the Fund's performance was in or near the top 15% of the funds in its category for all relevant periods other than the one-year period, during which the Fund's performance was average.

PROFITABILITY. The independent directors reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The directors also noted that a substantial portion of the Fund's portfolio transactions were executed by an affiliated broker, that the affiliated broker received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent directors agreed that the Adviser should gather and provide them with information regarding possible ways of measuring potential economies of scale so that they would be in a position to review this potential issue in greater detail if the Fund grew substantially on an inflation-adjusted basis.

SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop.

SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the peer group of equity income funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The directors noted that the Fund's expense ratios were above and the Fund's size was below average within this group. The directors also noted that the management fee structure was the same as that in effect for most of the Gabelli funds. The directors did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an excellent performance record. The independent directors also concluded that the Fund's expense ratios and the profitability to the Adviser of managing the Fund were reasonable, particularly in light of the Fund's performance, and that economies of scale were not a significant factor in their thinking at this time. The directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                         THE GABELLI EQUITY INCOME FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Mario J. Gabelli, CFA                             Karl Otto Pohl
CHAIRMAN AND CHIEF                                FORMER PRESIDENT
EXECUTIVE OFFICER                                 DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                               Anthony R. Pustorino
ATTORNEY-AT-LAW                                   CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                         PROFESSOR EMERITUS
                                                  PACE UNIVERSITY

Vincent D. Enright                                Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                      MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                       BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                   Salvatore J. Zizza
SENIOR VICE PRESIDENT                             CHAIRMAN
GABELLI & COMPANY, INC.                           HALLMARK ELECTRICAL
                                                  SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS

Bruce N. Alpert                                   James E. McKee
PRESIDENT AND TREASURER                           SECRETARY

Peter D. Goldstein
CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP


--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Equity Income Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB444Q105SR

[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLLI

THE
GABELLI
EQUITY
INCOME
FUND

                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2005

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

                             SEMI-ANNUAL REPORT (A)
                                 MARCH 31, 2005



TO OUR SHAREHOLDERS,

      The Gabelli Woodland Small Cap Value Fund (Fund) outperformed its small cap benchmark, the Russell 2000 Index, as well as the broad based market indices for the six month period ending March 31, 2005. During this period, the Fund rose 11.77% versus gains of 8.00% for the Russell 2000, 5.56% for the Standard & Poor's 500 Index and 10.12% for the Value Line Composite Index.


COMPARATIVE RESULTS
--------------------------------------------------------------------------------
        AVERAGE ANNUAL RETURNS THROUGH MARCH 31, 2005 (UNAUDITED) (A)(B)

                                                              Since Inception
                                          Quarter    1 Year     (12/31/02)
--------------------------------------------------------------------------------
 GABELLI WOODLAND SMALL CAP
   VALUE FUND CLASS AAA ................ (1.53)%     12.92%       17.34%
 Russell 2000 Index .................... (5.34)       5.41        24.91
 S&P 500 Index ......................... (2.15)       6.69        15.98
 Value Line Composite Index ............ (3.27)       7.70        25.90
 Class A Shares ........................ (1.60)      12.93        17.30
                                         (7.26)(c)    6.45(c)     14.26(c)
 Class B Shares ........................ (1.14)      14.52        18.37
                                         (6.09)(d)    9.52(d)     16.92(d)
 Class C Shares ........................ (1.69)      12.13        16.61
                                         (2.68)(d)   11.13(d)     16.61(d)

 (a) THE FUND'S FISCAL YEAR ENDS SEPTEMBER 30.
 (b) RETURNS REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. TOTAL RETURNS AND AVERAGE ANNUAL RETURNS REFLECT CHANGES IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND ARE NET OF EXPENSES. INVESTMENT RETURNS AND THE PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE. WHEN SHARES ARE REDEEMED, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR PERIODS LESS THAN ONE YEAR IS NOT ANNUALIZED. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA PRESENTED. VISIT WWW.GABELLI.COM FOR PERFORMANCE INFORMATION AS OF THE MOST RECENT MONTH END. INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.
     INVESTING IN SMALL CAPITALIZATION SECURITIES INVOLVES SPECIAL CHALLENGES BECAUSE THESE SECURITIES MAY TRADE LESS FREQUENTLY AND EXPERIENCE MORE ABRUPT PRICE MOVEMENTS THAN LARGE CAPITALIZATION SECURITIES. THE RUSSELL 2000 INDEX, THE S&P 500 INDEX, AND VALUE LINE COMPOSITE INDICES ARE UNMANAGED INDICATORS OF STOCK MARKET PERFORMANCE.
 (c) INCLUDES THE EFFECT OF THE MAXIMUM 5.75% SALES CHARGE AT THE BEGINNING OF THE PERIOD.
 (d) INCLUDES THE EFFECT OF THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE AT THE END OF THE PERIOD SHOWN FOR CLASS B AND CLASS C SHARES, RESPECTIVELY. CLASS B SHARES ARE NOT AVAILABLE FOR NEW PURCHASES.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 We have  separated  the  portfolio  manager's  commentary  from the  financial
 statements   and  investment   portfolio  due  to  new  corporate   governance
 regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------

THE GABELLI WOODLAND SMALL CAP VALUE FUND
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
For the Six Month  Period from  October 1, 2004  through  March 31,  2005
                                                                   EXPENSE TABLE
--------------------------------------------------------------------------------


We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund's gross income, directly reduce the investment return of a fund. When a fund's expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund's costs in two ways:

ACTUAL FUND RETURN: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The "Ending Account Value" shown is derived from the Fund's ACTUAL return during the past six months, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period" to estimate the expenses you paid during this period.

HYPOTHETICAL 5% RETURN: This section provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case -- because the hypothetical return used is NOT the Fund's actual return -- the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The "Annualized Expense Ratio" represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the six months ended March 31, 2005.

                   Beginning       Ending       Annualized    Expenses
                 Account Value  Account Value    Expense     Paid During
                   10/01/04       03/31/05        Ratio        Period*
--------------------------------------------------------------------------------
GABELLI WOODLAND SMALL CAP VALUE FUND
--------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class AAA          $1,000.00      $1,117.70       2.00%        $10.56
Class A            $1,000.00      $1,116.90       2.00%        $10.56
Class B            $1,000.00      $1,123.20       2.75%        $14.56
Class C            $1,000.00      $1,113.30       2.75%        $14.49

HYPOTHETICAL 5% RETURN
Class AAA          $1,000.00      $1,014.96       2.00%        $10.05
Class A            $1,000.00      $1,014.96       2.00%        $10.05
Class B            $1,000.00      $1,011.22       2.75%        $13.79
Class C            $1,000.00      $1,011.22       2.75%        $13.79

* Expenses are equal to the Fund's annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

SUMMARY OF PORTFOLIO HOLDINGS (UNAUDITED)

The following table presents portfolio holdings as a percent of total net assets.

GABELLI WOODLAND SMALL CAP VALUE FUND

Diversified Industrial ............................  14.7%
Health Care .......................................  10.7%
Consumer Products .................................  10.3%
Business Services .................................   9.7%
U.S. Treasury Bills ...............................   8.2%
Food and Beverage .................................   6.1%
Computer Software and Services ....................   6.0%
Financial Services ................................   5.1%
Hotels and Gaming .................................   4.7%
Equipment and Supplies ............................   4.5%
Consumer Services .................................   3.1%
Entertainment .....................................   3.1%
Specialty Chemicals ...............................   2.3%
Retail ............................................   2.3%
Aerospace .........................................   1.9%
Publishing ........................................   1.7%
Transportation ....................................   1.6%
Manufactured Housing and
   Recreational Vehicles ..........................   1.1%
Energy and Utilities ..............................   1.0%
Automotive: Parts and Accessories .................   1.0%
Agriculture .......................................   0.6%
Other Assets and Liabilities -- Net ...............   0.3%
                                                    ------
                                                    100.0%
                                                    ======

THE FUND FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FIRST AND THIRD QUARTERS OF EACH FISCAL YEAR ON FORM N-Q, THE FIRST OF WHICH WAS FILED FOR THE QUARTER ENDING DECEMBER 31, 2004. SHAREHOLDERS MAY OBTAIN THIS INFORMATION AT WWW.GABELLI.COM OR BY CALLING THE FUND AT 800-GABELLI
(800-422-3554). THE FUND'S FORM N-Q IS AVAILABLE ON THE SEC'S WEBSITE AT WWW.SEC.GOV AND MAY ALSO BE REVIEWED AND COPIED AT THE COMMISSION'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING 1-800-SEC-0330.

PROXY VOTING

The Fund files Form N-PX with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. A description of the Fund's proxy voting policies and procedures are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) by visiting the Securities and Exchange Commission's website at www.sec.gov.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                    MARKET
       SHARES                           COST        VALUE
       ------                           ----       -------
              COMMON STOCKS -- 91.5%
              AEROSPACE -- 1.9%
       1,220  Alliant Techsystems
                Inc.+ ................$   64,856   $   87,169
                                      ----------   ----------
              AGRICULTURE -- 0.6%
         940  Delta & Pine Land Co. ..    22,900       25,380
                                      ----------   ----------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 1.0%
       1,480  Modine
                Manufacturing Co. ....    47,245       43,408
                                      ----------   ----------
              BUSINESS SERVICES -- 9.7%
       2,180  Acxiom Corp. ...........    39,707       45,628
       3,690  Adesa Inc. .............    61,215       86,198
       5,370  Bowne & Co. Inc. .......    72,462       80,765
       1,910  Fair Isaac Corp. .......    58,085       65,780
       1,960  HNI Corp. ..............    67,540       88,102
       2,180  The Brink's Co. ........    46,356       75,428
                                      ----------   ----------
                                         345,365      441,901
                                      ----------   ----------
              COMPUTER SOFTWARE AND SERVICES -- 6.0%
       1,290  Harland Co., John H. ...    39,565       44,324
       4,347  Intergraph Corp.+ ......   104,210      125,237
       8,370  Stellent Inc.+ .........    67,968       70,392
       4,650  Tyler Technologies Inc.+    41,365       35,387
                                      ----------   ----------
                                         253,108      275,340
                                      ----------   ----------
              CONSUMER PRODUCTS -- 10.3%
       1,740  Alberto-Culver Co. .....    64,901       83,276
       2,030  Brunswick Corp. ........    62,258       95,106
       1,825  Church & Dwight
                Co. Inc. .............    45,865       64,733
       8,230  CNS Inc. ...............    86,882      146,494
       1,750  Jarden Corp.+ ..........    53,720       80,290
                                      ----------   ----------
                                         313,626      469,899
                                      ----------   ----------
              CONSUMER SERVICES -- 3.1%
       5,120  Insurance Auto
                Auctions Inc.+ .......    71,500      142,592
                                      ----------   ----------
              DIVERSIFIED INDUSTRIAL -- 14.7%
       1,970  Albany International Corp.,
                Cl. A ................    60,227       60,834
       7,380  Apogee Enterprises Inc.     83,087      105,386
       1,340  Carlisle Companies Inc.     71,331       93,492
       2,000  EnPro Industries Inc.+ .    57,429       55,000
         290  ESCO Technologies Inc.+     16,175       23,301
       3,060  Griffon Corp.+ .........    58,653       65,515
       4,530  Material Sciences Corp.+    53,932       60,928
       3,720  Pentair Inc. ...........    86,107      145,080
       1,120  Texas Industries Inc. ..    34,690       60,200
                                      ----------   ----------
                                         521,631      669,736
                                      ----------   ----------
              ENERGY AND UTILITIES -- 1.0%
       1,096  ALLETE Inc. ............    36,498       45,868
                                      ----------   ----------

                                                     MARKET
       SHARES                           COST          VALUE
       ------                           ----         -------
              ENTERTAINMENT -- 3.1%
      14,790  Alloy Inc.+ ............$  100,204   $   86,965
       5,890  Topps Co. Inc. .........    54,952       54,247
                                      ----------   ----------
                                         155,156      141,212
                                      ----------   ----------
              EQUIPMENT AND SUPPLIES -- 4.5%
       2,440  Tennant Co. ............    91,129       94,404
       1,240  Toro Co. ...............    67,132      109,740
                                      ----------   ----------
                                         158,261      204,144
                                      ----------   ----------
              FINANCIAL SERVICES -- 5.1%
       3,850  BISYS Group Inc.+ ......    58,075       60,368
       4,310  NewAlliance
                Bancshares Inc. ......    65,293       60,340
       4,190  TCF Financial Corp. ....    97,435      113,758
                                      ----------   ----------
                                         220,803      234,466
                                      ----------   ----------
              FOOD AND BEVERAGE -- 6.1%
       7,370  Del Monte Foods Co.+ ...    70,561       79,965
       2,350  PepsiAmericas Inc. .....    38,339       53,251
       3,490  Triarc Companies Inc.,
                Cl. A ................    33,480       49,558
       7,070  Triarc Companies Inc.,
                Cl. B ................    74,524       97,778
                                      ----------   ----------
                                         216,904      280,552
                                      ----------   ----------
              HEALTH CARE -- 10.7%
         783  Fisher Scientific
                International Inc.+ ..    37,661       44,568
       1,970  Laboratory Corporation of
                America Holdings+ ....    67,363       94,954
       3,550  Lifecore Biomedical
                Inc.+ ................    28,173       63,083
       1,710  NeighborCare Inc.+ .....    39,543       50,018
       2,260  PolyMedica Corp. .......    69,434       71,778
       3,750  Possis Medical Inc.+ ...    47,140       31,388
       2,530  SurModics Inc.+ ........    58,387       80,732
       2,100  West Pharmaceutical
                Services Inc. ........    55,155       50,190
                                      ----------   ----------
                                         402,856      486,711
                                      ----------   ----------
              HOTELS AND GAMING -- 4.7%
       3,580  Gaylord Entertainment
                Co.+ .................    93,954      144,632
       2,810  Vail Resorts Inc.+ .....    48,974       70,952
                                      ----------   ----------
                                         142,928      215,584
                                      ----------   ----------
              MANUFACTURED HOUSING AND RECREATIONAL VEHICLES -- 1.1%
       5,450  Champion Enterprises
                Inc.+ ................    58,247       51,230
                                      ----------   ----------
              PUBLISHING -- 1.7%
       3,340  Hollinger International Inc.,
                Cl. A ................    48,081       36,406
       2,470  Journal Communications Inc.,
                Cl. A ................    45,303       40,878
                                      ----------   ----------
                                          93,384       77,284
                                      ----------   ----------
              RETAIL -- 2.3%
       2,410  Gander Mountain Co.+ ...    30,381       31,571
       3,360  Office Depot Inc.+ .....    51,497       74,525
                                      ----------   ----------
                                          81,878      106,096
                                      ----------   ----------

                See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED) -- MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

                                                     MARKET
       SHARES                           COST          VALUE
       ------                           ----         -------
              COMMON STOCKS (CONTINUED)
              SPECIALTY CHEMICALS -- 2.3%
       1,210  Cytec Industries Inc. ..$   46,466   $   65,643
       1,400  Fuller (H.B.) Co. ......    35,930       40,600
                                      ----------   ----------
                                          82,396      106,243
                                      ----------   ----------
              TRANSPORTATION -- 1.6%
       3,470  Laidlaw International
                Inc.+ ................    58,362       72,176
                                      ----------   ----------
              TOTAL COMMON STOCKS .... 3,347,904    4,176,991
                                      ----------   ----------
    PRINCIPAL
     AMOUNT
     ------
              U.S. GOVERNMENT OBLIGATIONS -- 8.2%
   $376,000   U.S. Treasury Bills,
                2.454% to 2.823%++,
                04/21/05 to 06/23/05 .   374,061      374,115
                                      ----------   ----------
              TOTAL
                INVESTMENTS -- 99.7%  $3,721,965    4,551,106
                                      ==========
              OTHER ASSETS AND LIABILITIES
               (NET) -- 0.3% .....................     12,532
                                                   ----------
              NET ASSETS -- 100.0% ............... $4,563,638
                                                   ==========
----------------
              For Federal tax purposes:
              Aggregate cost ..................... $3,721,965
                                                   ==========
              Gross unrealized appreciation ...... $  904,116
              Gross unrealized depreciation ......    (74,975)
                                                   ----------
              Net unrealized appreciation
                (depreciation) ................... $  829,141
                                                   ==========
--------------
 + Non-income  producing  security.
++ Represents  annualized  yield at date of purchase.

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

ASSETS:
  Investments, at value (cost $3,721,965) .............        $ 4,551,106
  Cash ................................................             34,689
  Receivable from Adviser .............................              3,275
  Dividends receivable ................................                506
  Other assets ........................................              1,110
                                                               -----------
  TOTAL ASSETS ........................................          4,590,686
                                                               -----------

LIABILITIES:
  Payable for shareholder
    communication fees ................................             11,361
  Payable for shareholder services fees ...............              3,913
  Payable for distribution fees .......................              1,011
  Other accrued expenses ..............................             10,763
                                                               -----------
  TOTAL LIABILITIES ...................................             27,048
                                                               -----------
  NET ASSETS applicable to 336,532
    shares outstanding ................................        $ 4,563,638
                                                               ===========
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ..................        $       337
  Additional paid-in capital ..........................          3,686,739
  Accumulated net investment loss .....................             (4,946)
  Accumulated net realized gain
    on investments ....................................             52,367
  Net unrealized appreciation
    on investments ....................................            829,141
                                                               -----------
  NET ASSETS ..........................................        $ 4,563,638
                                                               ===========
SHARES OF CAPITAL STOCK:
  CLASS AAA:
  Net Asset Value, offering and redemption price
    per share ($4,442,950 / 327,579 shares
    outstanding; 100,000,000 shares authorized of
    $0.001 par value) .................................             $13.56
                                                                    ======
  CLASS A:
  Net Asset Value and redemption price per share
    ($74,877 / 5,524 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ............             $13.55
                                                                    ======
  Maximum sales charge ................................              5.75%
                                                                    ======
  Maximum offering price per share (NAV / .9425,
    based on maximum sales charge of 5.75% of
    the offering price) ...............................             $14.38
                                                                    ======
  CLASS B:
  Net Asset Value and offering price per share
    ($146 / 10.55 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ............             $13.84(a)
                                                                    ======
  CLASS C:
  Net Asset Value and offering price per share
    ($45,665 / 3,418 shares outstanding; 50,000,000
    shares authorized of $0.001 par value) ............              $13.36(a)
                                                                     ======

-----------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2005 (UNAUDITED)
--------------------------------------------------------------------------------

INVESTMENT INCOME:
  Dividends ........................................        $  34,800
  Interest .........................................            2,404
                                                            ---------
  TOTAL INVESTMENT INCOME ..........................           37,204
                                                            ---------
EXPENSES:
  Investment advisory fees .........................           20,978
  Distribution fees -- Class AAA ...................            5,106
  Distribution fees -- Class A .....................               83
  Distribution fees -- Class B .....................                1
  Distribution fees -- Class C .....................              222
  Legal and audit fees .............................           12,112
  Registration fees ................................           10,032
  Shareholder communications expenses ..............            9,296
  Shareholder services fees ........................            8,606
  Custodian fees ...................................            4,563
  Directors' fees ..................................              119
  Miscellaneous expenses ...........................            2,583
                                                            ---------
  TOTAL EXPENSES BEFORE FEES WAIVED AND
    EXPENSES REIMBURSED BY ADVISER .................           73,701
                                                            ---------
  FEES WAIVED AND EXPENSES REIMBURSED
    BY ADVISER .....................................          (31,551)
                                                            ---------
  TOTAL EXPENSES -- NET ............................           42,150
                                                            ---------
  NET INVESTMENT LOSS ..............................           (4,946)
                                                            ---------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments .................           73,584
  Net change in unrealized appreciation/depreciation
    on investments .................................          366,731
                                                            ---------
  NET REALIZED AND UNREALIZED GAIN
    ON INVESTMENTS .................................          440,315
                                                            ---------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ................................        $ 435,369
                                                            =========

                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS ENDED
                                                            MARCH 31, 2005       PERIOD ENDED
                                                              (UNAUDITED)     SEPTEMBER 30, 2004
                                                           ----------------   -------------------
OPERATIONS:
  Net investment loss ................................     $    (4,946)          $   (33,845)
  Net realized gain on investments ...................          73,584               251,438
  Net change in unrealized appreciation/
    depreciation on investments ......................         366,731               302,913
                                                           -----------           -----------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         435,369               520,506
                                                           -----------           -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gains
    Class AAA ........................................        (216,521)               (6,975)
    Class A ..........................................          (3,450)                  (29)
    Class B ..........................................              (7)                   (1)
    Class C ..........................................          (2,367)                 (362)
                                                           -----------           -----------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS ................        (222,345)               (7,367)
                                                           -----------           -----------

CAPITAL SHARE TRANSACTIONS:
    Class AAA ........................................         847,669               573,650
    Class A ..........................................          24,304                41,636
    Class B ..........................................               8                  --
    Class C ..........................................           2,367               (97,250)
                                                           -----------           -----------

  NET INCREASE IN NET ASSETS FROM
    CAPITAL SHARE TRANSACTIONS .......................         874,348               518,036
                                                           -----------           -----------

  REDEMPTION FEES ....................................              36                  --
                                                           -----------           -----------
  NET INCREASE IN NET ASSETS .........................       1,087,408             1,031,175

NET ASSETS:
  Beginning of period ................................       3,476,230             2,445,055
                                                           -----------           -----------
  End of period ......................................     $ 4,563,638           $ 3,476,230
                                                           ===========           ===========

                 See accompanying notes to financial statements.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------

1.  ORGANIZATION.  The Gabelli  Woodland  Small Cap Value Fund (the "Fund") is a
series of Gabelli Equity Series Funds, Inc. (the "Corporation"), which was organized on July 25, 1991 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and one of three separately managed portfolios (collectively, the "Portfolios") of the Corporation, each with four separate classes of shares known as Class AAA, Class A, Class B and Class C. The Fund's primary objective is capital appreciation. The Fund commenced investment operations on December 31, 2002.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close of the foreign markets, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such amount does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each Fund's average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses, redemption fees and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on ordinary income and long-term capital gains as determined in accordance with Federal income tax regulations, which may differ from income and capital gains as determined under U.S. generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterizations of distributions made by the Fund.

These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise.

For the fiscal year ended September 30, 2004, reclassifications were made to decrease accumulated net investment loss by $33,845 and decrease accumulated net realized gain on investments by $33,845.

For the fiscal year ended September 30, 2004, the tax character of distributions is all ordinary income.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

At September 30, 2004, the difference between book and tax basis unrealized appreciation is primarily due to deferral of losses from wash sales for tax purposes.

As of September 30, 2004, the components of accumulated earnings/(losses) on a tax basis were as follows:



                Undistributed ordinary income
                  (inclusive of short-term capital gains) .....  $188,894
                Undistributed long-term capital gains .........    17,752
                Net unrealized appreciation ...................   456,892
                                                                 --------
                  Total accumulated earnings ..................  $663,538
                                                                 ========

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are affiliates of the Adviser. The Adviser has agreed to waive its fees and reimburse expenses of the Fund to the extent necessary to maintain the annualized total operating expenses at 2.00%, 2.00%, 2.75% and 2.75% of average daily net assets for Class AAA, Class A, Class B and Class C Shares, respectively. For the six months ended March 31, 2005, the Adviser reimbursed the Fund in the amount of $31,551. The Fund is obliged to repay the Adviser for a period of two fiscal years following the fiscal year in which the Adviser reimbursed the Fund only to the extent that the operating expenses of the Fund fall below 2.00%, 2.00%, 2.75% and 2.75% on an annualized basis of average daily net assets for Class AAA, Class A, Class B and Class C, respectively. The cumulative amount for which the Fund may repay the adviser is $271,168.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class AAA, Class A, Class B and Class C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

5. PORTFOLIO SECURITIES. Purchases and proceeds from sales of securities for the six months ended March 31, 2005, other than short-term securities, are $1,128,144 and $607,808, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended March 31, 2005, the Fund paid brokerage commissions of $216 to Gabelli & Company. During the six months ended March 31, 2005, Gabelli & Company informed the Fund that it received $1,318 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

7. LINE OF CREDIT. The Fund has access to an unsecured line of credit of up to $25,000,000 from the custodian for temporary borrowing purposes. Borrowings under this agreement bear interest at 0.75% above the Federal Funds rate on outstanding balances. During the six months ended March 31, 2005, there were no borrowings from the line of credit.

8. CAPITAL STOCK TRANSACTIONS. The Fund offers four classes of shares--Class AAA Shares, Class A Shares, Class B Shares and Class C Shares. Class AAA Shares are offered only to investors who acquire them directly from Gabelli & Company or through selected broker/dealers without a sales charge. Class A Shares are subject to a maximum front-end sales charge of 5.75%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of the original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for one year after purchase. As of July 27, 2004, Class B Shares are available only through exchange of Class B Shares of other Funds distributed by Gabelli & Company.

The Fund imposes a redemption fee of 2.00% on Class AAA, Class A, Class B and Class C Shares that are redeemed or exchanged within 60 days after the date of a purchase. For Class AAA, Class A, Class B and Class C Shares, the 2.00% redemption fee applies to shares purchased on or after November 1, 2004. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and retained by the Fund. The redemption fees retained by the Fund during the six months ended March 31, 2005 amounted to $36.

The redemption fee does not apply to shares purchased through programs that the Adviser determined to have appropriate short-term trading policies in place. Additionally, certain recordkeepers for qualified and non-qualified retirement plans that could not collect the redemption fee at participant level due to systems limitations have received an extension until March 31, 2005 to implement such systems.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------

Transactions in shares of capital stock were as follows:

                                      SIX MONTHS ENDED
                                       MARCH 31, 2005                    YEAR ENDED
                                         (UNAUDITED)                 SEPTEMBER 30, 2004
                                  -----------------------         ------------------------
                                   SHARES        AMOUNT            SHARES        AMOUNT
                                  -------     -----------         -------     -----------
                                        CLASS AAA                        CLASS AAA
                                  -----------------------         ------------------------
Shares sold .....................  76,011     $ 1,029,851          125,294    $ 1,550,393
Shares issued upon
  reinvestment of dividends .....  15,770         212,423              579          6,880
Shares redeemed ................. (29,047)       (394,605)         (80,708)      (983,623)
                                  -------     -----------          -------    -----------
Net increase ....................  62,734     $   847,669           45,165    $   573,650
                                  =======     ===========          =======    ===========
                                         CLASS A                          CLASS A
                                  -----------------------         ------------------------
Shares sold .....................   1,585     $    20,854            3,366    $    41,607
Shares issued upon
  reinvestment of dividends .....     256           3,450                2             29
Shares redeemed .................      --              --               --             --
                                  -------     -----------          -------    -----------
Net increase ....................   1,841     $    24,304            3,368    $    41,636
                                  =======     ===========          =======    ===========
                                         CLASS B                          CLASS B
                                  -----------------------         ------------------------
Shares sold .....................      --              --               --             --
Shares issued upon
  reinvestment of dividends .....       1     $         8               --             --
Shares redeemed .................      --              --               --             --
                                  -------     -----------          -------    -----------
Net increase ....................       1     $         8               --             --
                                  =======     ===========          =======    ===========
                                         CLASS C                          CLASS C
                                  -----------------------         ------------------------
Shares sold .....................      --              --               31    $       362
Shares issued upon
  reinvestment of dividends .....     178     $     2,367               --             --
Shares redeemed .................      --              --           (7,997)       (97,612)
                                  -------     -----------          -------    -----------
Net increase / (decrease) .......     178     $     2,367           (7,966)   $   (97,250)
                                  =======     ===========          =======    ===========

9. OTHER MATTERS. The Adviser and/or affiliates have received subpoenas from the Attorney General of the State of New York and SEC requesting information on mutual fund shares trading practices. Gabelli Asset Management Inc., the Adviser's parent company, is responding to these requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

10. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI WOODLAND SMALL CAP VALUE FUND
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                         INCOME
                               FROM INVESTMENT OPERATIONS                        DISTRIBUTIONS
                  ---------------------------------------------------    ---------------------------
                                               Net
                  Net Asset       Net     Realized and        Total          Net
   Period           Value,    Investment   Unrealized         from        Realized
    Ended         Beginning    Income/   Gain/(Loss) on    Investment      Gain on        Total       Redemption
September 30      of Period   (Loss)(d)    Investments     Operations    Investments   Distributions    Fees(d)
------------      ---------   ---------- --------------    ----------    -----------   -------------  ----------
CLASS AAA
  2005(f)          $12.79       $(0.02)      $1.52            $1.50        $(0.73)        $(0.73)      $0.00(e)
  2004              10.58        (0.14)       2.38             2.24         (0.03)         (0.03)         --
  2003(a)           10.00        (0.07)       0.65             0.58          --              --           --

CLASS A
  2005(f)          $12.79       $(0.01)      $1.50            $1.49        $(0.73)        $(0.73)      $0.00(e)
  2004              10.57        (0.14)       2.39             2.25         (0.03)         (0.03)         --
  2003(a)           10.00        (0.07)       0.64             0.57          --              --           --

CLASS B
  2005(f)          $12.98       $(0.08)      $1.67            $1.59        $(0.73)        $(0.73)      $0.00(e)
  2004              10.59         0.02        2.40             2.42         (0.03)         (0.03)         --
  2003(a)           10.00        (0.12)       0.71             0.59          --              --           --

CLASS C
  2005(f)          $12.66       $(0.07)      $1.50            $1.43        $(0.73)        $(0.73)      $0.00(e)
  2004              10.55        (0.23)       2.37             2.14         (0.03)         (0.03)         --
  2003(a)           10.00        (0.11)       0.66             0.55          --              --           --

                                         RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                  -------------------------------------------------------------------------------------------

                  Net Asset            Net Assets                   Expenses       Expenses
   Period           Value,               End of        Net           Net of         Before         Portfolio
    Ended           End of    Total     Period     Investment       Waivers/       Waivers/        Turnover
September 30        Period   Return+  (in 000's)  Income/(Loss)  Reimbursements Reimbursements(c)     Rate
------------      ---------  -------  ----------- -------------  -------------- -----------------  ----------
CLASS AAA
  2005(f)           $13.56    11.77%    $4,443     (0.23)%(b)        2.00%(b)        3.51%(b)          15%
  2004               12.79    21.22      3,388     (1.14)            2.00            5.94              45
  2003(a)            10.58     5.80      2,323     (0.97)(b)         2.00(b)        15.05(b)           39

CLASS A
  2005(f)           $13.55    11.69%    $   75     (0.19)%(b)        2.00%(b)        3.51%(b)          15%
  2004               12.79    21.34         47     (1.16)            2.00            5.94              45
  2003(a)            10.57     5.70          3     (0.97)(b)         2.00(b)        15.05(b)           39

CLASS B
  2005(f)           $13.84    12.32%    $  0.1     (1.12)%(b)        2.75%(b)        4.48%(b)          15%
  2004               12.98    22.91        0.1      0.18             2.75            6.69              45
  2003(a)            10.59     5.90        0.1     (1.72)(b)         2.75(b)        15.80(b)           39

CLASS C
  2005(f)           $13.36    11.33%    $   46     (0.99)%(b)        2.75%(b)        4.25%(b)          15%
  2004               12.66    20.33         41     (1.88)            2.75            6.69              45
  2003(a)            10.55     5.50        118     (1.72)(b)         2.75(b)        15.80(b)           39

------------------------
  + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) From commencement of investment operations on December 31, 2002 through September 30, 2003.
(b) Annualized.
(c) During the period, expenses were voluntarily reduced and/or reimbursed.
    If such fee reductions and/or reimbursements had not occurred, the ratio would have been as shown.
(d) Per share amounts have been calculated using the average shares outstanding method.
(e) Amount represents less than $0.005 per share.
(f) For the period ending March 31, 2005, unaudited.


                 See accompanying notes to financial statements.

                    THE GABELLI WOODLAND SMALL CAP VALUE FUND

      BOARD CONSIDERATION AND RE-APPROVAL OF ADVISORY AGREEMENT (UNAUDITED)

During the six months ended March 31, 2005, the Board of Directors of the Corporation approved the continuation of the investment advisory agreement with the Adviser for the Fund on the basis of the recommendation by the directors (the "independent directors") who are not "interested persons" of the Fund. The following paragraphs summarize the material information and factors considered by the independent directors as well as their conclusions relative to such factors.

NATURE, EXTENT AND QUALITY OF SERVICES. The independent directors considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of administrative, shareholder and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The independent directors noted the experience, length of service and reputation of the portfolio manager.

INVESTMENT PERFORMANCE. The independent directors reviewed the short-term performance of the Fund since inception against a peer group of small cap value and core funds. The directors noted that the Fund's performance was near the top 33% of the funds in its category for the relevant period.

PROFITABILITY. The independent directors reviewed summary data regarding the lack of profitability of the Fund to the Adviser both with an administrative overhead charge and without such a charge. The directors also noted that an affiliated broker of the Adviser received distribution fees and minor amounts of sales commissions and that the Adviser received a moderate level of soft dollar research benefits through the Fund's portfolio brokerage.

ECONOMIES OF SCALE. The independent directors discussed the major elements of the Adviser's cost structure and the relationship of those elements to potential economies of scale. The independent directors agreed that economies of scale were not an issue for this small and slow-growing Fund that has been unprofitable to the Adviser.

SHARING OF ECONOMIES OF SCALE. The independent directors noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale that may develop or any losses or diminished profitability to the Adviser in prior years.

SERVICE AND COST COMPARISONS. The independent directors compared the expense ratios of the investment management fee, other expenses and total expenses of the Fund to similar expense ratios of the peer group of small cap value and core funds and noted that the Adviser's management fee includes substantially all administrative services of the Fund as well as investment advisory services. The directors noted that the Fund's expense ratios after waivers were above and the Fund's size was far below average within this group and that the Adviser had been waiving substantial portions of its fees in order to make the Fund a more attractive investment. The directors also noted that the management fee structure before waivers was the same as that in effect for most of the Gabelli funds. The directors did not compare the management fee to the fee for other types of accounts managed by the Adviser.

CONCLUSIONS. The independent directors concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services and an excellent performance record during its limited life. The independent directors also concluded that the Fund's expense ratios were reasonable in light of the lack of profitability to the Adviser of managing the Fund, and that economies of scale were not a factor in their thinking at this time. The directors did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the independent directors determined to recommend continuation of the investment management agreement to the full Board of Directors.

                             GABELLI FAMILY OF FUNDS

VALUE ________________________________________
GABELLI ASSET FUND
Seeks to invest primarily in a diversified portfolio of common stocks selling at significant discounts to their private market value. The Fund's primary objective is growth of capital. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

GABELLI BLUE CHIP VALUE FUND
Seeks long term growth of capital through investment primarily in the common stocks of established companies which are temporarily out of favor. The fund's objective is to identify a catalyst or sequence of events that will return the company to a higher value.
(MULTICLASS)                              PORTFOLIO MANAGER: BARBARA MARCIN, CFA

WESTWOOD EQUITY FUND
Seeks to invest primarily in the common stock of well-seasoned companies that have recently reported positive earnings surprises and are trading below Westwood's proprietary growth rate estimates. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                   PORTFOLIO MANAGER: SUSAN M. BYRNE

FOCUSED VALUE ______________________________
GABELLI VALUE FUND
Seeks to invest in securities of companies believed to be undervalued. The Fund's primary objective is long-term capital appreciation. (MULTICLASS)
                                        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

SMALL CAP VALUE ____________________________
GABELLI SMALL CAP FUND
Seeks to invest primarily in common stock of smaller companies (market capitalizations less than $1 billion) believed to have rapid revenue and earnings growth potential. The Fund's primary objective is capital appreciation.
(MULTICLASS)                            PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD SMALLCAP EQUITY FUND
Seeks to invest primarily in smaller capitalization equity securities - market caps of $2.5 billion or less. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI WOODLAND SMALL CAP VALUE FUND
Seeks to invest primarily in the common stocks of smaller companies (market capitalizations less than $1.5 billion) believed to be undervalued with shareholder oriented management teams that are employing strategies to grow the company's value. The Fund's primary objective is capital appreciation.
(MULTICLASS)                          PORTFOLIO MANAGER: ELIZABETH M. LILLY, CFA

GROWTH ______________________________________
GABELLI GROWTH FUND
Seeks to invest primarily in large cap stocks believed to have favorable, yet undervalued, prospects for earnings growth. The Fund's primary objective is
capital appreciation. (MULTICLASS)        PORTFOLIO MANAGER: HOWARD F. WARD, CFA

GABELLI INTERNATIONAL GROWTH FUND
Seeks to invest in the equity securities of foreign issuers with long-term capital appreciation potential. The Fund offers investors global
diversification. (MULTICLASS)                    PORTFOLIO MANAGER: CAESAR BRYAN

AGGRESSIVE GROWTH _________________________
GABELLI GLOBAL GROWTH FUND
Seeks capital appreciation through a disciplined investment program focusing on the globalization and interactivity of the world's marketplace. The Fund invests in companies at the forefront of accelerated growth. The Fund's primary
objective is capital appreciation. (MULTICLASS)                     TEAM MANAGED

MICRO-CAP ___________________________________
WESTWOOD MIGHTY MITES(SM) FUND
Seeks to invest in micro-cap companies that have market capitalizations of $300 million or less. The Fund's primary objective is long-term capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

EQUITY INCOME _______________________________
GABELLI EQUITY INCOME FUND
Seeks to invest primarily in equity securities with above market average yields. The Fund pays monthly dividends and seeks a high level of total return with an
emphasis on income. (MULTICLASS)        PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

WESTWOOD BALANCED FUND
Seeks to invest in a balanced and diversified portfolio of stocks and bonds. The Fund's primary objective is both capital appreciation and current income.
(MULTICLASS)                            CO-PORTFOLIO MANAGERS: SUSAN M. BYRNE
                                                               MARK FREEMAN, CFA

WESTWOOD REALTY FUND
Seeks to invest in securities that are primarily engaged in or related to the real estate industry. The Fund's primary objective is long-term capital
appreciation. (MULTICLASS)                     PORTFOLIO MANAGER: SUSAN M. BYRNE

SPECIALTY EQUITY ____________________________
GABELLI GLOBAL CONVERTIBLE SECURITIES FUND
Seeks to invest principally in bonds and preferred stocks which are convertible into common stock of foreign and domestic companies. The Fund's primary objective is total return through a combination of current income and capital
appreciation. (MULTICLASS)                                          TEAM MANAGED

GABELLI GLOBAL OPPORTUNITY FUND
Seeks to invest in common stock of companies which have rapid growth in revenues and earnings and potential for above average capital appreciation or are undervalued. The Fund's primary objective is capital appreciation.
(MULTICLASS)                                                        TEAM MANAGED

SECTOR ______________________________________
GABELLI GLOBAL TELECOMMUNICATIONS FUND
Seeks to invest in telecommunications companies throughout the world - targeting undervalued companies with strong earnings and cash flow dynamics. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

GABELLI GOLD FUND
Seeks to invest in a global portfolio of equity securities of gold mining and related companies. The Fund's objective is long-term capital appreciation. Investment in gold stocks is considered speculative and is affected by a variety of world-wide economic, financial and political factors. (MULTICLASS)
                                                 PORTFOLIO MANAGER: CAESAR BRYAN

GABELLI UTILITIES FUND
Seeks to provide a high level of total return  through a combination  of capital
appreciation and current income. (MULTICLASS)                       TEAM MANAGED

MERGER AND ARBITRAGE _____________________
GABELLI ABC FUND
Seeks to invest in securities with attractive opportunities for appreciation or investment income. The Fund's primary objective is total return in various market conditions without excessive risk of capital loss.
(NO-LOAD)                               PORTFOLIO MANAGER: MARIO J. GABELLI, CFA

CONTRARIAN_________________________________
Gabelli Mathers Fund
Seeks long-term capital appreciation in various market conditions without excessive risk of capital loss. (CLASS AAA-NO-LOAD)
                                        PORTFOLIO MANAGER: HENRY VAN DER EB, CFA

COMSTOCK CAPITAL VALUE FUND
Seeks capital appreciation and current income. The Fund may use either long or short positions to achieve its objective.
(MULTICLASS)                               PORTFOLIO MANAGER: MARTIN WEINER, CFA

COMSTOCK STRATEGY FUND
The Fund emphasizes investments in debt securities, which maximize total return in light of credit risk, interest rate risk, and the risk associated with the length of maturity of the debt instrument. (MULTICLASS)
                                           PORTFOLIO MANAGER: MARTIN WEINER, CFA

QUANTITATIVE_________________________________
NED DAVIS RESEARCH ASSET  ALLOCATION  FUND
Seeks to achieve returns greater then the weighted composite benchmark consisting of 60% in the S&P 500 Index and 40% in the Lehman Long Term U.S. Government Bond Index through a flexible asset allocation strategy. The Fund's
primary objective is capital appreciation. (MULTICLASS)             TEAM MANAGED

FIXED INCOME ________________________________
WESTWOOD INTERMEDIATE BOND FUND
Seeks to invest in a diversified portfolio of bonds with various maturities. The Fund's primary objective is total return.
(MULTICLASS)                                PORTFOLIO MANAGER: MARK FREEMAN, CFA

CASH MANAGEMENT-MONEY MARKET __________
GABELLI U.S. TREASURY MONEY MARKET FUND
Seeks to invest exclusively in short-term U.S. Treasury securities. The Fund's primary objective is to provide high current income consistent with the preservation of principal and liquidity. (NO-LOAD)
                                             PORTFOLIO MANAGER: JUDITH A. RANERI

THE TREASURER'S FUND
Three money market portfolios designed to generate superior returns without compromising portfolio safety. U.S. Treasury Money Market seeks to invest in U.S. Treasury securities and repurchase agreements. Tax Exempt Money Market seeks to invest in municipal securities. Domestic Prime Money Market seeks to invest in prime quality, domestic money market instruments.
                                   (NO-LOAD) PORTFOLIO MANAGER: JUDITH A. RANERI

THE GLOBAL FUNDS INVEST IN FOREIGN SECURITIES WHICH INVOLVE RISKS NOT ORDINARILY ASSOCIATED WITH INVESTMENTS IN DOMESTIC ISSUES, INCLUDING CURRENCY FLUCTUATION, ECONOMIC AND POLITICAL RISKS.

AN INVESTMENT IN THE ABOVE MONEY MARKET FUNDS IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

 TO RECEIVE A PROSPECTUS, CALL 800-GABELLI (422-3554). INVESTORS SHOULD CONSIDER THE INVESTMENT OBJECTIVES, RISKS AND CHARGES AND EXPENSES OF THE FUND CAREFULLY
       BEFORE INVESTING. THE PROSPECTUS CONTAINS MORE COMPLETE INFORMATION
   ABOUT THIS AND OTHER MATTERS AND SHOULD BE READ CAREFULLY BEFORE INVESTING.

                        Gabelli Equity Series Funds, Inc.
                    THE GABELLI WOODLAND SMALL CAP VALUE FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.


                               BOARD OF DIRECTORS
Mario J. Gabelli, CFA                               Karl Otto Pohl
CHAIRMAN AND CHIEF                                  FORMER PRESIDENT
EXECUTIVE OFFICER                                   DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                                 Anthony R. Pustorino
ATTORNEY-AT-LAW                                     CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.                           PROFESSOR EMERITUS
                                                    PACE UNIVERSITY

Vincent D. Enright                                  Anthonie C. van Ekris
FORMER SENIOR VICE PRESIDENT                        MANAGING DIRECTOR
AND CHIEF FINANCIAL OFFICER                         BALMAC INTERNATIONAL, INC.
KEYSPAN ENERGY CORP.

John D. Gabelli                                     Salvatore J. Zizza
SENIOR VICE PRESIDENT                               CHAIRMAN
GABELLI & COMPANY, INC.                             HALLMARK ELECTRICAL
                                                    SUPPLIES CORP.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                         OFFICERS AND PORTFOLIO MANAGER
Elizabeth M. Lilly, CFA                             Bruce N. Alpert
PORTFOLIO MANAGER                                   PRESIDENT AND TREASURER

James E. McKee                                      Peter D. Goldstein
SECRETARY                                           CHIEF COMPLIANCE OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                  CUSTODIAN, TRANSFER AGENT AND DIVIDEND AGENT
                       State Street Bank and Trust Company

                                  LEGAL COUNSEL
                    Skadden, Arps, Slate, Meagher & Flom LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Woodland Small Cap Value Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB840Q105SR


[GRAPHIC OMITTED]
PICTURE OF MARIO GABELLI

THE
GABELLI
WOODLAND
SMALL CAP
VALUE
FUND
                                                              SEMI-ANNUAL REPORT
                                                                  MARCH 31, 2005

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, Vincent D. Enright and Robert
J. Morrisey. The Nominating Committee is responsible for identifying and recommending to the Board of Directors individuals believed to be qualified to become Board members in the event that a position is vacated or created. The Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To recommend a candidate for consideration by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Fund and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

o If requested by the Nominating Committee, a completed and signed Directors questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee, and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight on the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

The Board of Directors has adopted a Nominating Committee Charter.

ITEM 11. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

   (a)(1)  Not applicable.


   (a)(2)  Certifications  pursuant  to Rule  30a-2(a)  under  the  1940 Act and
           Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

   (a)(3)  Not applicable.

   (b)     Certifications  pursuant  to Rule  30a-2(b)  under  the  1940 Act and
           Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) Gabelli Equity Series Funds, Inc.
             -------------------------------------------------------------------

By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer

Date     June 6, 2005
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                         -------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer
                           and Principal Financial Officer

Date     June 6, 2005
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.